                    PRINCIPAL INVESTORS FUND, INC.

                    PRINCIPAL LIFETIME FUNDS PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Principal LifeTime Funds that are included in the Fund's prospectus. The Fund's prospectus includes additional information about the Principal LifeTime Funds, including a more detailed description of the risks associated with investing in these Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


Principal Investors Fund, Inc. offers Funds that are designed to meet the needs of an investor who wants an investment option that is suited to the investor's particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk-averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Funds to align, over time, underlying investments with the changing risk tolerance of the investor. These Funds are sometime referred as "target date funds." The target date Funds offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, and Principal LifeTime Strategic Income (the "Principal LifeTime Funds").


OBJECTIVE: The investment objective of each of the Principal LifeTime 2010, 2020, 2030, 2040, and 2050 Funds is to seek a total return consisting of long-term growth of capital and current income.

          The investment objective of the Principal LifeTime Strategic Income Fund is to seek current income.


MAIN STRATEGIES AND RISKS
To pursue its goal, each Principal LifeTime Fund invests in other Principal Funds (the "underlying funds") that Principal Management Corporation ("Principal"), the manager of the Funds, and Principal Global Investors, LLC ("PGI"), the Funds' Sub-Advisor, consider appropriate based on the remaining time horizon of a particular Principal LifeTime Fund and the expected risk tolerance of those investors who have chosen that time horizon. The underlying funds provide each Fund with exposure to a broad range of asset classes, including domestic and foreign equity and fixed-income securities. In the case of Principal LifeTime Strategic Income Fund, most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing securities through their investments in fixed-income securities, "hybrid" securities - such as real estate securities and preferred securities, which may produce current income as well as capital gains - and dividend generating domestic and foreign stocks.

Both Principal and PGI provide investment advisory services to the Principal LifeTime Funds. Principal has hired PGI to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for each Principal LifeTime Fund. PGI is also responsible for employing an active rebalancing strategy which is designed to identify asset classes that appear attractive or unattractive over the short term.


After PGI sets the percentage of Fund assets to be allocated to a particular asset class, Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of a Fund or market forces or Fund circumstances which indicate that changes in allocations may be appropriate. Principal may, at any time, add, remove, or substitute underlying funds in which a Principal LifeTime Fund invests.


In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. In addition, qualitative factors such as organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading, and compliance systems of the underlying fund's Sub-Advisor are also evaluated. There are no minimum or maximum percentages of assets that a Principal LifeTime Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund's appropriate benchmark and peer group.

Over time, PGI intends to gradually shift the asset allocation targets of each Principal LifeTime Fund (other than the Principal LifeTime Strategic Income
Fund) to accommodate investors progressing from asset accumulation years to income-generation years. It is expected that, within 10 to 15 years after its target year, a Principal LifeTime Fund's underlying fund allocation will match that of the Principal LifeTime Strategic Income Fund. At that time the Principal LifeTime Fund may be combined with the Principal LifeTime Strategic Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.


There can be no assurance that any Principal LifeTime Fund will achieve its investment objective. The net asset value of each of the Principal LifeTime Fund's shares is affected by changes in the value of the securities it owns. The Fund's performance is directly related to the performance of the underlying funds. The ability of each Principal LifeTime Fund to meet its investment objective depends on the ability of the underlying fund to achieve their investment objectives.


The broad diversification of each Principal LifeTime Fund is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of a Principal LifeTime Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Each Principal LifeTime Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. The primary risks associated with investing in the underlying funds are identified in the summary of each underlying funds in this prospectus.


The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in stocks, the greater the potential exposure to the following risks:

  .Equity Securities
    Risk                  . Growth Stock Risk         . Value Stock Risk
                          .Market Segment
  . Derivatives Risk        (LargeCap) Risk           . Exchange Rate Risk
  . Active Trading Risk   . Underlying Fund Risk



The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in bonds or other forms of fixed-income securities, the greater the potential exposure to the following risks:

                          .
                            Municipal Securities
  . Fixed-Income Risk       Risk                  . Portfolio Duration Risk
  .U.S. Government        .High Yield             .U.S. Government Securities
    Sponsored Securities    Securities Risk         Risk
    Risk



The greater the investment by each Principal LifeTime Fund in Funds that invest in foreign investments, the greater the potential exposure to the following risks:

  .Foreign Securities
    Risk                   . Exchange Rate Risk      . Small Company Risk
  . Market Segment Risk    . Derivatives Risk



Each Principal LifeTime Fund is also subject to the following risks:



PAYMENT IN KIND LIQUIDITY RISK . Under certain circumstances, an underlying fund may determine to pay a redemption request by a Principal LifeTime Fund wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Principal LifeTime Funds may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.



CONFLICT OF INTEREST RISK . The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Principal LifeTime Funds serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Principal LifeTime Funds and the underlying funds. Because Principal and its affiliated companies earn different fees from the underlying funds in which the Principal LifeTime Funds invest, there may be a conflict between the interests of the Principal LifeTime Funds and the economic interests of Principal and its affiliates.

PGI has provided investment advice to each Principal LifeTime Fund since its inception.


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


As of October 31, 2006, each Principal LifeTime Fund's assets were allocated among the underlying funds as identified in the table below.

                                                                                                                    PRINCIPAL
                                                            PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL   LIFETIME
                                                            LIFETIME   LIFETIME   LIFETIME   LIFETIME   LIFETIME    STRATEGIC
                                                              2010       2020       2030       2040       2050       INCOME
                     UNDERLYING FUND                          FUND       FUND       FUND       FUND       FUND        FUND
 Bond & Mortgage Securities                                   31.96%     24.33%     17.17%     11.85%      6.65%      38.47%
 Disciplined LargeCap Blend                                   10.37      15.43      17.31      18.94      21.09        5.33
 Inflation Protection                                          0.82                                                    1.31
 International Emerging Markets                                0.69       0.99       1.16       1.10       1.11
 International Growth                                          5.93       9.55      12.12      12.61      14.91        3.71
 Large Cap Growth                                              4.13       5.63       6.78       8.05       8.72        2.33
 LargeCap Value                                                3.03       4.15       5.12       6.13       6.37        1.73
 Partners International                                        1.36       1.54       1.82       2.10       2.23        0.62
 Partners LargeCap Blend I                                     0.97       1.67       1.68       1.84       2.01        0.60
 Partners LargeCap Growth I                                    1.17       1.22       1.64       2.15       2.15        0.56
 Partners LargeCap Growth II                                   2.77       3.84       4.62       5.54       5.81        1.43
 Partners LargeCap Value                                       4.90       6.44       7.82       9.14      10.26        2.75
 Partners LargeCap Value I                                     0.76       0.98       1.19       1.26       1.37
 Partners MidCap Growth                                                   0.42       0.63       0.70       0.86
 Partners MidCap Value I                                                  0.43       0.64       0.71       0.87
 Partners SmallCap Growth I                                                          0.45       0.71       0.88
 Partners SmallCap Growth III                                  0.52       1.62       1.97       2.44       2.89
 Partners SmallCap Value I                                                           0.45       0.71       0.98
 Preferred Securities                                          9.14       9.25       6.13       4.05       2.72       10.04
 Real Estate Securities                                        8.73       8.66       7.16       4.89       2.67        6.97
 SmallCap S&P 600 Index                                        3.61       2.24       2.15       2.62       2.52        2.14
 SmallCap Value                                                0.56       1.61       1.99       2.46       2.93
 Ultra Short Bond                                              8.58                                                   22.01
                                                     TOTAL   100.00%    100.00%    100.00%    100.00%    100.00%     100.00%



HISTORICAL PERFORMANCE
The following bar charts and tables show the historical investment performance of each Principal LifeTime Fund. The bar chart for each Fund shows how the Fund's total return has varied year-by-year, and the table for the Fund shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Fund. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Each Fund's investment return is net of the operating expenses of each of the underlying funds.

                          PRINCIPAL LIFETIME 2010 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2002"-4.89

"2003"18.11


"2004"11.15


"2005"4.91

2006 11.36



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 3.68%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     8.61%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -5.55%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                                                     PAST 1 YEAR                     PAST 5 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED CLASS........................                       12.66                            9.09            6.82
 S&P 500 Index ..................................                       20.59                           10.70            4.88
 Lehman Brothers Aggregate Bond Index ...........                        6.12                            4.48            5.06
 Morningstar Conservative Allocation Category
 Average.........................................                       10.04                            6.66            4.45
 Morningstar Target-Date 2000-2014 Category
 Average/(1)/....................................                       11.59                            6.48            5.22
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred class was first sold (March 1, 2001).
 ///(1)/Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle fixed income funds to their respective peers. The category formerly used is also shown.

                          PRINCIPAL LIFETIME 2020 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2002"-7.51

"2003"20.84


"2004"11.7


"2005"6.99

2006 13.62



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 5.15%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    10.23%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -7.78%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                                                     PAST 1 YEAR                     PAST 5 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED CLASS........................                       15.81                           10.49            7.71
 S&P 500 Index ..................................                       20.59                           10.70            4.88
 Lehman Brothers Aggregate Bond Index ...........                        6.12                            4.48            5.06
 Morningstar Moderate Allocation Category Average                        9.14                            8.93            5.49
 Morningstar Target-Date 2015-2029 Category
 Average/(1)/ ...................................                       16.73                            9.27            6.26
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred class was first sold (March 1, 2001).
 ///(1)/Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle fixed income funds to their respective peers. The category formerly used is also shown.

                          PRINCIPAL LIFETIME 2030 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2002"-10.46

"2003"22.62


"2004"12.14


"2005"7.76

2006 14.65



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 6.03%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.44%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -9.99%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                                                    PAST 1 YEAR                      PAST 5 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED CLASS......................                        17.43                            11.02            7.72
 S&P 500 Index ................................                        20.59                            10.70            4.88
 Lehman Brothers Aggregate Bond Index .........                         6.12                             4.48            5.06
 Morningstar Moderate Allocation Category
 Average ......................................                         9.14                             8.93            5.49
 Morningstar Target-Date 2030+ Category
 Average/(1)/ .................................                        19.59                            10.85            6.65
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred class was first sold (March 1, 2001).
 ///(1)/Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle fixed income funds to their respective peers. The category formerly used is also shown.

                          PRINCIPAL LIFETIME 2040 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2002"-13.09

"2003"23.75


"2004"12.46


"2005"8.16

2006 14.94



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 6.74%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    12.37%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -12.21%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                                                    PAST 1 YEAR                      PAST 5 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED CLASS......................                        18.47                            11.13            7.95
 S&P 500 Index ................................                        20.59                            10.70            4.88
 Lehman Brothers Aggregate Bond Index .........                         6.12                             4.48            5.06
 Morningstar Moderate Allocation Category
 Average ......................................                         9.14                             8.93            5.49
 Morningstar Target-Date 2030+ Category
 Average/(1)/ .................................                        19.59                            10.85            6.65
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred class was first sold (March 1, 2001).
 ///(1)/Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle fixed income funds to their respective peers. The category formerly used is also shown.

                          PRINCIPAL LIFETIME 2050 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2002"-16.26

"2003"25.8


"2004"12.6


"2005"8.75

2006 15.53



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 6.86%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    13.49%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -14.79%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                                                    PAST 1 YEAR                      PAST 5 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED CLASS......................                        18.86                            11.25            7.38
 S&P 500 Index ................................                        20.59                            10.70            4.88
 Lehman Brothers Aggregate Bond Index .........                         6.12                             4.48            5.06
 Morningstar Large Blend Category Average .....                        19.50                            10.29            5.12
 Morningstar Target-Date 2030+ Category
 Average/(1)/ .................................                        19.59                            10.85            6.65
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred class was first sold (March 1, 2001).
 ///(1)/Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle fixed income funds to their respective peers. The category formerly used is also shown.

                    PRINCIPAL LIFETIME STRATEGIC INCOME FUND

PERFORMANCE

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2002"-2.25

"2003"14.63


"2004"10.45


"2005"3.47

2006 8.47



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 1.38%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     6.94%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -3.54%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                                                     PAST 1 YEAR                     PAST 5 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED CLASS........................                        8.04                            7.32            5.77
 S&P 500 Index ..................................                       20.59                           10.70            4.88
 Lehman Brothers Aggregate Bond Index ...........                        6.12                            4.48            5.06
 Morningstar Conservative Allocation Category
 Average ........................................                       10.04                            6.66            4.45
 Morningstar Target-Date 2000-2014 Category
 Average/(1)/ ...................................                       11.59                            6.48            5.22
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred classes were first sold (March 1, 2001).
 ///(1)/Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle fixed income funds to their respective peers. The category formerly used is also shown.

FEES AND EXPENSES OF THE PRINCIPAL LIFETIME FUNDS
The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the Advisors Preferred Class shares of the Principal LifeTime Funds during the fiscal year ended October 31, 2006. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Principal LifeTime Funds through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2006.
                         ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY
                                   NET ASSETS*

                                                   ADVISORS PREFERRED CLASS SHARES
 -----------------------------------------------------------------------------------------------------------------------------------

                                                                 PRINCIPAL         PRINCIPAL         PRINCIPAL
                                                                  LIFETIME          LIFETIME          LIFETIME
                                                                    2010              2020              2030
  FOR THE YEAR ENDED OCTOBER 31, 2006                               FUND              FUND              FUND
 Management Fees............................................      0.1225%           0.1225%           0.1225%
 12b-1 Fees.................................................      0.2500            0.2500            0.2500
 Other Expenses/ //* //(1)/ ................................      0.3200            0.3200            0.3200
                                                                  ------            ------            ------
                                     TOTAL FEES AND EXPENSES      0.6925%           0.6925%           0.6925%
 Fee Reduction and/or Expense Reimbursement at
 Principal LifeTime Fund level /(//2//)/ ...................      0.0000            0.0000            0.0000
                                                                  ------            ------            ------
                                                NET EXPENSES      0.6925%           0.6925%           0.6925%
 Acquired Fund ("Underlying Fund") Operating Expenses             0.6000            0.6800            0.6900
                                                                  ------            ------            ------
                        TOTAL ANNUAL FUND OPERATING EXPENSES      1.2925%           1.3725%           1.3825%

 * Other Expenses Includes:
   Service Fee..............................................        0.17%             0.17%             0.17%
   Administrative Service Fee...............................        0.15              0.15              0.15
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).
                                                   ADVISORS PREFERRED CLASS SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
                                                                 PRINCIPAL         PRINCIPAL          LIFETIME
                                                                  LIFETIME          LIFETIME         STRATEGIC
                                                                    2040              2050             INCOME
  FOR THE YEAR ENDED OCTOBER 31, 2006                               FUND              FUND              FUND
 Management Fees............................................      0.1225%           0.1225%           0.1225%
 12b-1 Fees.................................................      0.2500            0.2500            0.2500
 Other Expenses/ //* //(1)/ ................................      0.3300            0.3300            0.3300
                                                                  ------            ------            ------
                                     TOTAL FEES AND EXPENSES      0.7025%           0.7025%           0.7025%
 Fee Reduction and/or Expense Reimbursement at
 Principal LifeTime Fund level /(//2//)/ ...................      0.0100            0.0100            0.0100
                                                                  ------            ------            ------
                                                NET EXPENSES      0.6925%           0.6925%           0.6925%
 Acquired Fund ("Underlying Fund") Operating Expenses             0.6900            0.7100            0.5600
                                                                  ------            ------            ------
                        TOTAL ANNUAL FUND OPERATING EXPENSES      1.3825%           1.4025%           1.2535%

 * Other Expenses Includes:
   Service Fee..............................................        0.17%             0.17%             0.17%
   Administrative Service Fee...............................        0.15              0.15              0.15
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


EXAMPLE
The example is intended to help you compare the cost of investing in a LifeTime Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all your shares at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses, including the operating expenses of the underlying funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                       ADVISORS PREFERRED CLASS SHARES
 ------------------------------------------------------------------------------
                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------
                                            1     3     5      10
 PRINCIPAL LIFETIME 2010
 FUND                                    $132  $410  $709  $1,559
 PRINCIPAL LIFETIME 2020
 FUND                                     140   435   751   1,649
 PRINCIPAL LIFETIME 2030
 FUND                                     141   438   757   1,660
 PRINCIPAL LIFETIME 2040
 FUND                                     141   440   761   1,630
 PRINCIPAL LIFETIME 2050
 FUND                                     143   445   770   1,690
 PRINCIPAL LIFETIME
 STRATEGIC INCOME FUND                    128   399   692   1,524


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio manager appointed by Principal for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and Randy L. Welch. The portfolio manager appointed by PGI for each Principal LifeTime Fund is Dirk Laschanzky. On behalf of PGI, Mr. Laschanzky develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implements the strategic asset allocation Mr. Laschanzky sets.



JAMES FENNESSEY, CFA. . Mr. Fennessey is a Research Analyst within Principal's Investment Services group. Mr. Fennessey joined the Principal Financial Group in 2000. He is a member of the Manager Research Team that is responsible for analyzing, interpreting, and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey graduated from Truman State University with a B.S. in Business Administration, with an emphasis in Finance and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL P. FINNEGAN, CFA. . Mr. Finnegan is a Senior Vice President of Principal and serves as the firm's Chief Investment Officer. Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal's investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates' consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University.



RANDY L. WELCH. . Mr. Welch is a Vice President of Principal. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch has the NASD Series 7, 24, 63, and 66 licenses and is also an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an M.B.A. from Drake University.


SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.
SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

DAY-TO-DAY MANAGEMENT


DIRK LASCHANZKY, CFA . Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

                    PRINCIPAL INVESTORS FUND, INC.

                    BOND & MORTGAGE SECURITIES FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks to provide current income.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

MAIN STRATEGIES AND RISKS
Under normal circumstances, the Fund invests at least 80% of its net assets
(plus any borrowings for investment purposes) in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of PGI of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may also enter into reverse repurchase agreements to attempt to enhance portfolio return and income and may lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.


The Fund may actively trade securities in an attempt to achieve its investment objective.


During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

68.43% in securities      11.85% in securities       0.25% in securities rated
rated Aaa                 rated Baa                  Caa
4.97% in securities       3.08% in securities rated  0.02% in securities rated
rated Aa                  Ba                         Ca
8.90% in securities       2.50% in securities rated
rated A                   B

Among the principal risks of investing in the Fund are:

  .Fixed-Income                                   .U.S. Government Securities
    Securities            . Prepayment Risk         Risk
  . Active Trading Risk   . Derivatives Risk      . Portfolio Duration Risk
  .
    Municipal Securities  .High Yield
    Risk                    Securities Risk       . Underlying Fund Risk
  .U.S. Government
    Sponsored Securities
    Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


PGI has been the Fund's Sub-Advisor since December 6, 2000.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"6.94

"2002"8.58


"2003"3.56


"2004"4.08


"2005"1.81

2006 4.04



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 0.49%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                     4.07%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -2.45%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                            PAST 1 YEAR         PAST 5 YEARS        LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................
                                5.55                3.85                4.66
 Lehman Brothers
 Aggregate Bond Index .         6.12                4.48                5.33
 Morningstar
 Intermediate-Term Bond
 Category Average......         5.68                4.32                4.93
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the share class was first sold
  (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.....................  0.53%
 12b-1 Fees..........................  0.25
 Other Expenses*.....................  0.32
                                       ----
          TOTAL ANNUAL FUND OPERATING
                             EXPENSES  1.10%
 * Other Expenses which include:
  Service Fee........................  0.17%
  Administrative Service Fee.........  0.15
  Reverse Repurchase Agreement
  Interest Expense...................  0.22

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS PREFERRED CLASS                                                                          $112  $350  $606  $1,340


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

DAY-TO-DAY MANAGEMENT


WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong is a portfolio manager for PGI. He manages multi-sector portfolios that invest in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns, and agencies. He joined the firm in 1992. Previously he served as a commissioned bank examiner at Federal Deposit Insurance Commission. He earned a Master's degree from the University of Iowa and a Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



TIMOTHY R. WARRICK, CFA . Mr. Warrick is a portfolio manager at PGI with responsibility for the corporate and U.S. multi-sector portfolios. He also serves as portfolio management team leader with responsibility for overseeing portfolio management function for all total return fixed income products. Prior to his portfolio management responsibilities with the firm, Mr. Warrick was a fixed income credit analyst and extensively involved in product development. He joined the firm in 1990. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He has earned the right to use the Chartered Financial Analyst designation.

                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    ULTRA SHORT BOND FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks current income while seeking capital preservation.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the four highest grades by Standard &
  Poor's Rating Service ("S&P) or Moody's Investors Service, Inc. ("Moody's") or, if unrated, in the opinion of the PGI of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


The Fund may invest up to 15% of its assets in below-investment grade fixed-income securities ("junk bonds") and may enter into reverse purchase agreements and lend its portfolio securities to brokers, dealers, and other financial institutions. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

48.07% in securities      15.32% in securities       0.01% in securities rated
rated Aaa                 rated Baa                  Caa
9.97% in securities       4.02% in securities rated  0.01% in securities rated
rated Aa                  Ba                         Ca
21.02% in securities      1.57% in securities rated  0.01% in securities rated
rated A                   B                          C



The above percentages for Aaa, A, Baa and B rated securities include unrated securities in the amount of 0.19%, 0.02%, 0.02% and 0.01%, respectively, which have been determined by PGI to be of comparable quality.


Among the principal risks of investing in the Fund are:

  . Fixed-Income Securities Risk                         . Derivatives Risk          . Prepayment Risk
  . High Yield Securities Risk                           . Portfolio Duration Risk   . Active Trading Risk
                                                         .U.S. Government
                                                           Securities Risk           . Underlying Fund Risk
  . U.S. Government Sponsored Securities Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


PGI has been the Fund's Sub-Advisor since June 15, 2001.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2002"3.56

"2003"2.53


"2004"1.91


"2005"2.34

2006 5.03



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 1.55%.
On July 29, 2004, the Fund converted to a money
market fund.
On May 27, 2005, the Fund converted to an ultra
short term bond fund.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '06                                      1.33%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q4 '04
  0.26%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                           PAST 1 YEAR      PAST 5 YEARS        LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................       4.05              3.01                3.16
 6-Month LIBOR Index ..       5.57              2.99                3.00
 Morningstar Ultrashort
 Bond Category Average        4.93              2.67                2.92
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class began operations (June 15, 2001).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.................         0.40%
 12b-1 Fees......................         0.25
 Other Expenses*/(1)/ ...........         0.33
                                          ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES         0.98%
 Expense Reimbursement /(2)/ ....         0.01
                                          ----
                     NET EXPENSES         0.97%
 * Other Expenses Includes:
    Service Fee..................         0.17%
    Administrative Service Fee...         0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS PREFERRED CLASS                                                                          $99   $311  $541  $1,200


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

DAY-TO-DAY MANAGEMENT


ZEID AYER, PH.D., CFA . Mr. Ayer is a portfolio manager at PGI. He is a co-manager of the ultra short and short-term bond portfolios. He is also head of the Structured Debt group that covers asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). He joined PGI in 2001 and is the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, Mr. Ayer was an assistant vice president at PNC Financial Services Group. He earned a doctorate in Physics from the University of Notre Dame, a master's in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.



CRAIG DAWSON, CFA . Mr. Dawson is a portfolio manager at PGI. He is co-manager of the ultra short and short term bond portfolios. He joined the firm in 1998 as a research associate, then moved into a portfolio analyst role before moving into a portfolio manager position in 2002. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.





                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    GOVERNMENT & HIGH QUALITY BOND FUND PROFILE
                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks to provide current income.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

MAIN STRATEGIES AND RISKS
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in securities that are AAA rated or issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by PGI to be of equivalent quality.

PGI seeks undervalued securities that represent good long-term investment opportunities. Securities may be sold when PGI believes they no longer represent good long-term value.


The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks of investing in the Fund are:

  .Fixed-Income Securities                             .Portfolio Duration
    Risk                       . Derivatives Risk        Risk
  .U.S. Government
    Securities Risk            . Active Trading Risk   . Prepayment Risk
  .
    U.S. Government Sponsored
    Securities Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future..


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"6.55

"2002"7.98


"2003"1.12


"2004"3.08


"2005"1.49

2006 3.72



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 0.31%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                     4.05%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -1.70%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                              PAST 1 YEAR             PAST 5 YEARS          LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................           4.58                    2.74                  3.81
 Lehman Brothers
 Government/Mortgage
 Index.................           5.96                    4.10                  4.99
 Morningstar
 Intermediate
 Government Category
 Average ..............           5.00                    3.21                  4.12
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class began operations (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                 0.40%
 12b-1 Fees............                 0.25
 Other Expenses*/(1)/ .                 0.33
                                        ----                   -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                 0.98%
 Expense Reimbursement
 /(2)/ ................                 0.01
                                        ----
           NET EXPENSES                 0.97%
 * Other Expenses Includes:
    Service Fee........                 0.17%
    Administrative
  Service Fee..........                 0.15
    Reverse Repurchase
  Agreement Interest
  Expense .............                 0.02
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective
   January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the
  Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS PREFERRED CLASS                                                                          $99   $311  $541  $1,200


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

DAY-TO-DAY MANAGEMENT


BRAD FREDERICKS. . Mr. Fredericks is a portfolio manager at PGI. He is responsible for co-managing the government securities accounts. His responsibilities include general portfolio overview and security analysis. He joined the firm in 1998 as a financial accountant and was named a portfolio manager in 2002. Previously, Mr. Fredericks was an assistant trader at Norwest Mortgage. He earned a Bachelor's degree in Finance from Iowa State University. Mr. Fredericks is a Fellow of the Life Management Institute (FLMI).



LISA A. STANGE, CFA . Ms. Stange is a portfolio manager and strategist for PGI. She is responsible for managing the government securities portfolios and the mortgage-backed securities (MBS) within the multi-sector portfolios. As a strategist, Ms. Stange is involved in the formulation of broad investment strategy, quantitative research and product development. Previously, she was co-portfolio manager for U.S. multi-sector portfolios. She joined the firm in 1989. Ms. Stange earned an MBA and a Bachelor's degree from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.

                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks to provide current income.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in PGI's opinion, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or Baa3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.

Among the principal risks of investing in the Fund are:

  .
    Fixed-Income Securities                           .
    Risk                     . Derivatives Risk         Portfolio Duration Risk
  .U.S. Government
    Sponsored Securities     . Active Trading Risk    . Prepayment Risk
    Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


PGI has been the Fund's Sub-Advisor since December 6, 2000.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"6.8

"2002"9.26


"2003"3.2


"2004"3.78


"2005"2.01

2006 3.74



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 0.38%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                     4.47%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -2.38%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                              PAST 1 YEAR             PAST 5 YEARS          LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................           5.15                    3.80                  4.61
 Lehman Brothers
 Aggregate Bond Index .           6.12                    4.48                  5.33
 Morningstar
 Intermediate-Term Bond
 Category Average......           5.68                    4.32                  5.93
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class began operations (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                  0.40%
 12b-1 Fees............                  0.25
 Other Expenses*/(1)/ .                  0.34
                                         ----                   -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                  0.99%
 Expense Reimbursement
 /(2)/ ................                  0.02
                                         ----
           NET EXPENSES                  0.97%
 * Other Expenses Includes:
  Service Fee..........                  0.17%
  Administrative
  Service Fee..........                  0.15
  Reverse Repurchase
  Agreement Interest
  Expense..............                  0.26
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective
   January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS PREFERRED CLASS                                                                          $99   $313  $545  $1,211


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

DAY-TO-DAY MANAGEMENT


WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong is a portfolio manager for PGI. He manages multi-sector portfolios that invest in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns, and agencies. He joined the firm in 1992. Previously he served as a commissioned bank examiner at Federal Deposit Insurance Commission. He earned a Master's degree from the University of Iowa and a Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



TIMOTHY R. WARRICK, CFA . Mr. Warrick is a portfolio manager at PGI with responsibility for the corporate and U.S. multi-sector portfolios. He also serves as portfolio management team leader with responsibility for overseeing portfolio management function for all total return fixed income products. Prior to his portfolio management responsibilities with the firm, Mr. Warrick was a fixed income credit analyst and extensively involved in product development. He joined the firm in 1990. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He has earned the right to use the Chartered Financial Analyst designation.





                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    SHORT TERM BOND FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks to provide current income.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect the judgment of PGI regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the four highest grades by Standard &
  Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of PGI of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The Fund may invest up to 15% of its assets in below-investment-grade fixed-income securities ("junk bonds") into reverse repurchase agreements and lend its portfolio securities to brokers, dealers and other financial institutions. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.


Among the principal risks of investing in the Fund are:

  . Fixed-Income Securities Risk                         . Derivatives Risk          . Active Trading Risk
  . High Yield Securities Risk                           . Portfolio Duration Risk   . Prepayment Risk
                                                                                     .
                                                         .U.S. Government              Real Estate Securities
                                                           Securities Risk             Risk
  . U.S. Government Sponsored Securities Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"6.71

"2002"7.37


"2003"2.19


"2004"1.03


"2005"1.59

2006 4.02



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 1.71%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                     3.72%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -1.15%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                                             PAST 1 YEAR                    PAST 5 YEARS             LIFE OF FUND*
 ADVISORS PREFERRED CLASS ......... ..............              4.81                            3.07                     3.90
 Lehman Brothers MF (1-3) US Government Credit
 Index/(1)/ ....................... ..............              5.34                            3.19                     4.18
 Lehman Brothers Mutual Fund 1-5 Gov't/Credit
 Index............................................                                                                       4.56
 Morningstar Short-Term Bond Category Average                   4.96                            3.05                     3.78
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred class were first sold on (December 6, 2000).
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. Principal and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees......                  0.40%
 12b-1 Fees...........                  0.25
 Other Expenses*/(1)/ .                 0.34
                                        ----                   -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                 0.99%
 Expense Reimbursement
 /(2)/ ................                 0.02
                                        ----
           NET EXPENSES                 0.97%
 * Other Expenses Includes:
    Service Fee........                 0.17%
    Administrative
  Service Fee..........                 0.15
    Reverse Repurchase
  Agreement Interest
  Expense .............                 0.23
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the
  Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS PREFERRED CLASS                                                                          $99   $313  $545  $1,211


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

DAY-TO-DAY MANAGEMENT


ZEID AYER, PH.D., CFA . Mr. Ayer is a portfolio manager at PGI. He is a co-manager of the ultra short and short-term bond portfolios. He is also head of the Structured Debt group that covers asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). He joined PGI in 2001 and is the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, Mr. Ayer was an assistant vice president at PNC Financial Services Group. He earned a doctorate in Physics from the University of Notre Dame, a master's in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.



CRAIG DAWSON, CFA . Mr. Dawson is a portfolio manager at PGI. He is co-manager of the ultra short and short term bond portfolios. He joined the firm in 1998 as a research associate, then moved into a portfolio analyst role before moving into a portfolio manager position in 2002. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for PGI. He specializes in short-term and long duration portfolios, as well as the Inflation Protection Fund and stable value mandates. He also has experience in managing mortgage-backed securities. Mr. Schafer joined the firm in 1977 and in the early 1980s he developed the firm's secondary mortgage marketing operation. In 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985, institutional portfolios in 1992 and stable value portfolios in 2000. He has earned a Bachelor's degree in Accounting and Finance from the University of Iowa.

                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    DIVERSIFIED INTERNATIONAL FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MAIN STRATEGIES AND RISKS
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of companies: with their principal place of business or principal office outside the U.S.; companies for which the principal securities trading market is outside the U.S.; and companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S. Primary consideration is given to securities of corporations of Western Europe, Canada, Australia, New Zealand, and the Pacific Islands. Changes in investments are made as prospects change for particular countries, industries or companies. The Fund may invest in smaller capitalization companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its net assets (plus any borrowings for investment purposes) invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


In choosing investments for the Fund, PGI pays particular attention to the long-term earnings prospects of the various companies under consideration. PGI then weighs those prospects relative to the price of the security.


The Fund may actively trade securities in an attempt to achieve its investment objective. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

Among the principal risks of investing in the Fund are:

  .Equity Securities
    Risk                   . Derivatives Risk        . Market Segment Risk
  .Foreign Securities
    Risk                   . Exchange Rate Risk      . Active Trading Risk
  . Small Company Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


PGI has been the Fund's Sub-Advisor since December 6, 2000.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-24.76

"2002"-16.84


"2003"33.34


"2004"19.53


"2005"23.2

2006 27.06



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 11.99%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    17.45%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -18.80%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                              PAST 1 YEAR             PAST 5 YEARS          LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................          27.73                    19.10                 9.49
 Citigroup BMI Global
 ex-US Index...........          30.84                    21.04                12.14
 Morningstar Foreign
 Large Blend Category
 Average ..............          26.76                    16.02
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class was first sold (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   0.90%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.38
                                          ----                     -------   ------- -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.53%
 Expense Reimbursement
 /(2)/ ................                   0.06
                                          ----
           NET EXPENSES                   1.47%
 * Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective
   January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the
  Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS PREFERRED CLASS                                                                          $150  $476  $828  $1,818


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

DAY-TO-DAY MANAGEMENT


PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen joined the firm in 1992 and was named a portfolio manager in 2000. He is responsible for developing portfolio strategy and the ongoing management of core international equity portfolios. He earned a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.



JULIET COHN . Ms. Cohn is a portfolio manager at PGI. She co-manages the core international equity portfolios, with an emphasis on Europe and on the health care sector. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a Bachelor's degree in Mathematics from Trinity College, Cambridge England.



CHRISTOPHER IBACH, CFA . Mr. Ibach is an associate portfolio manager and equity research analyst at PGI. He specializes primarily in the analysis of international technology companies, with a particular emphasis on semi-conductor research. Prior to joining PGI in 2000, he gained six years of related industry experience with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.





                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    INTERNATIONAL GROWTH FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MAIN STRATEGIES AND RISKS
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


Among the principal risks (as defined in Appendix A) of investing in the Fund are:

  .Equity Securities
    Risk                   . Derivatives Risk        . Market Segment Risk
  .Foreign Securities
    Risk                   . Exchange Rate Risk      . Underlying Fund Risk
  . Small Company Risk     . Growth Stock Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

PGI became the Fund's Sub-Advisor on November 1, 2002.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-21.51

"2002"-13.78


"2003"38.13


"2004"22.1


"2005"21.71

2006 23.60



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 11.54%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    18.24%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -21.44%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                               PAST 1 YEAR               PAST 5 YEARS           LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS* ...............           24.80                      19.47                 10.34
 CITI World Ex-US BMI
 Growth Index..........           25.66                      18.30                  8.09
 Morningstar Specialty
 - Foreign Large Growth
 Category .............           27.20                      15.80                  7.30
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred class shares were first sold (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees..................................                   0.99%
 12b-1 Fees.......................................                   0.25
 Other Expenses* /(1)/ ...........................                   0.35
                                                                     ----                    -------   -------   ------- -------
              TOTAL ASSETS FUND OPERATING EXPENSES                   1.59%
 Expense Reimbursement /(2)/ .....................                   0.03
                                                                     ----
                                      NET EXPENSES                   1.56%
 * Other Expenses Includes:
   Service Fee ...................................                   0.17%
   Administrative Service Fee.....................                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $159  $499  $863  $1,887


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

DAY-TO-DAY MANAGEMENT


STEVEN LARSON, CFA. . Mr. Larson is an portfolio manager for Principal. He is responsible for co-managing Principal's international growth portfolio as well as covering the utilities sector for core international portfolios. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. He earned an MBA in Finance from the University of Minnesota and a Bachelor's degree from Drake University. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is a portfolio manager at PGI. He joined the firm in 2000 and led the development of PGI's Global Research Platform. He has over 25 years experience in creating and managing quantitative investment systems. Prior to joining PGI, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He earned a BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    INTERNATIONAL EMERGING MARKETS FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MAIN STRATEGIES AND RISKS
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. Under normal conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) are invested in emerging market country equity securities. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. PGI focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund invests in securities of:
.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

The Fund may invest assets in smaller or mid capitalization companies. PGI defines a smaller capitalization company as having a market capitalization between approximately $0.1 billion and $3.3 billion. PGI defines a mid capitalization company as having a market capitalization between approximately $1.5 billion and $22.4 billion.

The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

Among the principal risks of investing in the Fund are:

  . Equity Securities Risk   . Derivatives Risk       . Small Company Risk
  .
    Foreign Securities Risk  . Exchange Rate Risk     . Active Trading Risk
  .Market Segment
    (SmallCap and MidCap)    . Emerging Market Risk   . Underlying Fund Risk
    Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


PGI has been the Fund's Sub-Advisor since December 6, 2000.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-3.98

"2002"-7.39


"2003"56.17


"2004"25.18


"2005"35.18

2006 36.52



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 20.26%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    26.58%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '01
  -23.84%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                              PAST 1 YEAR            PAST 5 YEARS         LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................          48.45                  31.27                22.63
 MSCI Emerging Markets
 Free Index - NDTR ....          44.99                  30.23                22.41
 Morningstar
 Diversified Emerging
 Markets Category
 Average..............           20.61                  23.57                22.88
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class was first sold on (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees/(1)/ .                   1.20%
 12b-1 Fees............                   0.25
 Other Expenses*/(//2)/                   0.47
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.92%
 Expense Reimbursement
 /(//3//)/ ............                   0.15
                                          ----
           NET EXPENSES                   1.77%
 * Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(//1//)/
  Expense information has been restated to reflect current fees. The Fund's management fees have been decreased effective October 1, 2006.
 ///(//2//)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective
   January 1, 2007.
 ///(//3//)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLES
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS PREFERRED CLASS                                                                         $180  $589  $1,023  $2,231


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

DAY-TO-DAY MANAGEMENT


MICHAEL ADE, CFA . Mr. Ade is a research analyst and serves as a co-portfolio manager for Principal Global Investors. Based in Singapore, his company research focus encompasses the consumer, health care and non-bank financial sectors. Mr. Ade joined the firm in 2001. He received a bachelor's degree in finance from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.



MIHAIL DOBRINOV, CFA . Mr. Dobrinov is a research analyst and serves as a co-portfolio manager for Principal Global Investors. He specializes primarily in the analysis of companies in the industrial sector, and serves as co-manager for diversified emerging markets portfolios. He joined the firm as an international and emerging market debt and currency specialist in 1995 and joined the equities team in 2002. Mr. Dobrinov received an MBA in finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mihail does not provide legal services on behalf of any of the member companies of the Principal Financial Group.)



MICHAEL L. REYNAL . Mr. Reynal is a portfolio manager at PGI. He specializes in the management of emerging markets portfolios, as well as regional Asian equity portfolios. Prior to joining PGI in 2001, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. Mr. Reynal earned an MBA from the Amos Tuck School at Dartmouth College, an MA in History from Christ's College at the University of Cambridge and a BA in History from Middlebury College.





                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    PARTNERS LARGECAP BLEND FUND I PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Goldman Sachs Asset Management, L.P. ("Goldman Sachs")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

MAIN STRATEGIES AND RISKS
The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of June 30, 2007, the range was between approximately $1.7 billion and $472.5 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

Goldman Sachs seeks to outperform the S&P 500 Index by overweighting stocks that it believes are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. Goldman Sachs seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (LargeCap)
    Risk                  . Derivatives Risk        Risk
  . Active Trading Risk   . Value Stock Risk      . Growth Stock Risk
  .
    Underlying Fund Risk  . Exchange Rate Risk    . Foreign Securities Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


Goldman Sachs became Sub-Advisor to the Fund on December 16, 2002.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-17.2

"2002"-25.31


"2003"27.31


"2004"10.22


"2005"5.65

2006 13.08



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 6.13%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.34%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -17.58%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                    PAST 1 YEAR              PAST 5 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................                17.70                     9.61            1.17
 S&P 500 Index ........                20.59                    10.70            3.78
 Morningstar Large
 Blend Category Average                19.50                    10.29            4.16
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred class was first sold
  (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   0.45%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.34
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.04%
 Expense Reimbursement
 /(2)/ ................                   0.02
                                          ----
           NET EXPENSES                   1.02%
 * Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective
   January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS PREFERRED CLASS                                                                          $104  $329  $572  $1,269


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISORS
The Manager has contracted with the Sub-Advisors to provide investment advisory services to the Fund.

SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("Goldman Sachs") is part of the Investment Management Division ("IMD") of Goldman, Sachs & Co. Goldman Sach's principal office is located at 32 Old Slip, New York, NY 10005.

DAY-TO-DAY MANAGEMENT


MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined Goldman Sachs as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined Goldman Sachs as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.

                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    LARGECAP GROWTH FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Columbus Circle Investors ("CCI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000/(R)/ Growth Index (as of June 30, 2007 this range was between approximately $1.5 billion and $472.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. To meet its investment objective, the Fund may invest in initial public offerings.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI's team of investment professionals selects companies that meet the criteria of positive momentum in a company's progress and positive surprise in reported results.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (LargeCap)
    Risk                  . Derivatives Risk        Risk
  .
    Underlying Fund Risk  . Active Trading Risk   . Growth Stock Risk
                          .Foreign Securities     .Initial Public Offerings
  . Exchange Rate Risk      Risk                    Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

CCI became the Fund's Sub-Advisor on January 5, 2005.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-24.65

"2002"-28.8


"2003"28.66


"2004"8.72


"2005"11.09

2006 9.28



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 8.16%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    13.65%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -23.34%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                                 PAST 1 YEAR                            PAST 5 YEARS                 LIFE OF FUND*
 ADVISORS PREFERRED CLASS.........                  16.97                                 10.08/(1)/                   -1.26/(//1)/
 Russell 1000 Growth Index .......                  19.04                                  9.28                        -0.27
 Morningstar Large Growth Category
 Average .........................                  17.17                                  8.96                         0.27
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred class was first sold (December 6, 2000).
 ///(//1)
  /During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As of" transaction that resulted in a gain to the remaining shareholders of the Advisors Preferred Class. Had this gain not been recognized, the total return shown would have been lower.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees/(1)/ .                0.64%
 12b-1 Fees............                0.25
 Other Expenses*.......                0.32
                                       ----                  -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                1.21%
 * Other Expenses:
    Service Fee........                0.17%
    Administrative
  Service Fee..........                0.15
 ///(1)/
  Expense information has been restated to reflect current fees. The Fund's management fees were increased effective January 16, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS PREFERRED CLASS                                                                          $123  $384  $665  $1,466


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Columbus Circle Investors ("CCI") is an affiliate of PGI and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902.

DAY-TO-DAY MANAGEMENT


ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    LARGECAP S&P 500 INDEX FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the S&P 500 Index. PGI attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of June 30, 2007, the market capitalization range of the Index was between approximately $1.7 billion and $472.5 billion. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of
1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P 500. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


PGI reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund's assets. PGI may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

Among the principal risks of investing in the Fund are:

  .Equity Securities      .Market Segment
    Risk                    (LargeCap) Risk           . Underlying Fund Risk



NOTE: "Standard & Poor's 500" and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


PGI has been the Fund's Sub-Advisor since December 6, 2000.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-12.52

"2002"-22.67


"2003"27.43


"2004"9.93


"2005"4.11

2006 14.98



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 6.58%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.95%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -17.35%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                              PAST 1 YEAR             PAST 5 YEARS          LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................           19.71                     9.83                 2.57
 S&P 500 Index ........          20.59                    10.70                 3.78
 Morningstar Large
 Blend Category Average          19.50                    10.29                 4.16
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class was first sold (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   0.15%
 12b-1 Fees............                   0.25
 Other Expenses*.......                   0.33
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   0.73%
 Expense Reimbursement
 /(2)/ ................                   0.01
                                          ----
           NET EXPENSES                   0.72%
 * Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective
   January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5    10
 ADVISORS PREFERRED CLASS                                                                          $74   $232  $405  $906


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

DAY-TO-DAY MANAGEMENT


DIRK LASCHANZKY, CFA . Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.





                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    LARGECAP VALUE FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000/(R)// /Value Index, which as of June 30, 2007 ranged between approximately $1.5 billion and $472.5 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. monitoring a stock's behavior in the market to assess the timeliness of the investment.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (LargeCap)
    Risk                  . Derivatives Risk        Risk
  .
    Underlying Fund Risk  . Active Trading Risk   . Value Stock Risk
                          .Foreign Securities
  . Exchange Rate Risk      Risk

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


PGI has been the Fund's Sub-Advisor since December 6, 2000.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-7.73

"2002"-13.32


"2003"24.77


"2004"12.06


"2005"6.16

2006 19.36



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 4.78%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.20%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -15.15%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                              PAST 1 YEAR             PAST 5 YEARS          LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................          18.18                    10.71                 6.71
 Russell 1000 Value
 Index ................          21.87                    13.31                 8.30
 Morningstar Large
 Value Category Average          20.98                    11.61                 7.06
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class was first sold (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees............................                         0.45%
 12b-1 Fees.................................                         0.25
 Other Expenses*/(1)/ ......................                         0.33
                                                                     ----                          -------   -------    -------
        TOTAL ANNUAL FUND OPERATING EXPENSES                         1.03%
 Expense Reimbursement /(2)/  ..............                         0.01
                                                                     ----
                                NET EXPENSES                         1.02%
 * Other Expenses Includes:
    Service Fee.............................                         0.17%
    Administrative Service Fee..............                         0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective
   January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS PREFERRED CLASS                                                                          $104  $327  $568  $1,259


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

DAY-TO-DAY MANAGEMENT


ARILD HOLM, CFA . Mr. Holm is a portfolio manager at PGI. He specializes in the management of large cap value portfolios and also provides analyst coverage of domestic energy companies. Before joining Principal in 2002, Mr. Holm was an investment officer with the University of California. Previously, he spent five years with the Colorado Public Employees' Retirement Association (PERA) as an energy portfolio manager and three years as an oil and gas analyst with Hanifen, Imhoff, Inc. Mr. Holm earned an MBA in Finance from the University of Colorado and a Bachelor's degree in Management Sciences from the University of Manchester Institute of Science and Technology (England). He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is a portfolio manager at PGI. He joined the firm in 2000 and led the development of PGI's Global Research Platform. He has over 25 years experience in creating and managing quantitative investment systems. Prior to joining PGI, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He earned a BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

                    PRINCIPAL INVESTORS FUND, INC.

                    MIDCAP BLEND FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap/(R)/ Index (as of June 30, 2007, this range was between approximately $1.5 billion and $22.4 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research.


PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks of investing in the Fund are:

  .Equity Securities                                 .Market Segment (MidCap)
    Risk                  . Derivatives Risk           Risk
  .Foreign Securities
    Risk                  . Growth Stock Risk        . Value Stock Risk
                          .Initial Public
  . Exchange Rate Risk      Offerings Risk           . Active Trading Risk
  . MidCap Stock Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-3.76

"2002"-8.91


"2003"31.21


"2004"17.21


"2005"8.58

2006 13.52



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 11.76%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.10%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '01
  -10.77%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                              PAST 1 YEAR             PAST 5 YEARS          LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................           23.67                    14.67                10.60
 Russell Midcap Index .          20.83                    16.38                10.38
 Morningstar Mid-Cap
 Blend Category Average          20.47                    14.24                 9.94
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class was first sold (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   0.64%
 12b-1 Fees............                   0.25
 Other Expenses*.......                   0.33
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.22%
 Expense Reimbursement
 /(2)/ ................                   0.01
                                          ----
           NET EXPENSES                   1.21%
 * Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective
   January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS PREFERRED CLASS                                                                          $123  $386  $669  $1,476


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

DAY-TO-DAY MANAGEMENT


K. WILLIAM NOLIN, CFA . Mr. Nolin is a portfolio manager for PGI. He serves as the portfolio manager for the firm's international small-cap equity portfolios. He joined the firm in 1994. He earned an MBA from the Yale School of Management and a Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    MIDCAP GROWTH FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Columbus Circle Investors ("CCI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of June 30, 2007, this range was between approximately $1.5 billion and $22.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.


Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI's team of investment professionals seeks to select companies that meet the criteria of positive momentum in a company's progress and positive surprise in reported results.

Among the principal risks of investing in the Fund are:

  .Equity Securities                                 .Market Segment (MidCap)
    Risk                  . Derivatives Risk           Risk
  .Foreign Securities
    Risk                  . Growth Stock Risk        . Active Trading Risk
                          .Initial Public
  . Exchange Rate Risk      Offerings Risk           . MidCap Stock Risk
  . Small Company Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

CCI became the Fund's Sub-Advisor on January 5, 2005.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-25.29

"2002"-40.79


"2003"32.06


"2004"9.96


"2005"12.69

2006 1.61



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 13.09%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    35.51%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '01
  -36.54%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                              PAST 1 YEAR             PAST 5 YEARS          LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................          14.41                    11.36                -3.32
 Russell Midcap Growth
 Index ................          19.73                    15.44                 4.30
 Morningstar Mid-Cap
 Growth Category
 Average ..............          19.00                    12.61                 4.02
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class was first sold (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   0.65%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.38
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.28%
 Expense Reimbursement
 /(2)/ ................                   0.06
                                          ----
           NET EXPENSES                   1.22%
 * Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective
   January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS PREFERRED CLASS                                                                          $124  $400  $696  $1,540


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Columbus Circle Investors ("CCI") is an affiliate of PGI and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902.

DAY-TO-DAY MANAGEMENT


CLIFFORD G. FOX, CFA . Mr. Fox, portfolio manager, joined CCI in 1992. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    MIDCAP S&P 400 INDEX FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index. The Sub-Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of June 30, 2007, the market capitalization range of the Index was between approximately $0.5 billion and $10.7 billion. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P MidCap 400. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


PGI reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund's assets.

Among the principal risks of investing in the Fund are:

  . Equity Securities Risk              . Market Segment (MidCap) Risk
  . MidCap Stock Risk                   . Derivatives Risk



NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


PGI has been the Fund's Sub-Advisor since December 6, 2000.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-1.45

"2002"-15.71


"2003"34.58


"2004"15.51


"2005"11.62

2006 9.54



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 11.64%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    17.62%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -16.80%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                              PAST 1 YEAR             PAST 5 YEARS          LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................          17.76                    13.25                 9.56
 S&P MidCap 400 Index .          18.51                    14.16                10.08
 Morningstar Mid-Cap
 Blend Category Average          20.47                    14.24                 9.94
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class was first sold (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   0.15%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.34
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   0.74%
 Expense Reimbursement
 /(2)/ ................                   0.02
                                          ----
           NET EXPENSES                   0.72%
 * Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5    10
 ADVISORS PREFERRED CLASS                                                                          $74   $235  $410  $917


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

DAY-TO-DAY MANAGEMENT


DIRK LASCHANZKY, CFA . Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.





                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    MIDCAP VALUE FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI") and Barrow, Hanley,
         Mewhinney & Strauss, Inc. ("BHMS")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of June 30, 2007, this range was between approximately $1.6 billion and $19.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

The portion of Fund assets managed by PGI is invested in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The BHMS investment strategy emphasizes low P/E ratios, low price to book ratios and high dividend yields, which should offer protection in a declining market environment. In a rising market environment, BHMS expects these securities to benefit from growth in profitability and earnings. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS normally does not time the market for short-term gains.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.


Among the principal risks of investing in the Fund are:

  .Equity Securities                                 .Market Segment (MidCap)
    Risk                  . Derivatives Risk           Risk
  .Foreign Securities
    Risk                  . Value Stock Risk         . Active Trading Risk
                          .Initial Public
  . Exchange Rate Risk      Offerings Risk           . MidCap Stock Risk
  . Small Company Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


PGI has been the Fund's Sub-Advisor since December 6, 2000. BHMS was added as an additional Sub-Advisor on July 13, 2005.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"2.9

"2002"-8.49


"2003"27.35


"2004"16.05


"2005"12.28

2006 15.46



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 8.02%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.79%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -12.75%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                PAST 1 YEAR                PAST 5 YEARS           LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................
                                   19.97                      13.31                  11.60
 Russell Midcap Value
 Index ................            22.09                      17.16                  13.85
 Morningstar Mid-Cap
 Value Category Average            21.20                      14.13                  11.97
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class shares were first sold (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.................         0.65%
 12b-1 Fees......................         0.25
 Other Expenses*/(1)/ ...........         0.34
                                          ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES         1.24%
 Expense Reimbursement /(2)/ ....         0.02
                                          ----
                     NET EXPENSES         1.22%
 * Other Expenses Includes:
    Service Fee..................         0.17%
    Administrative Service Fee...         0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $124  $391  $679  $1,498


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly owned subsidiary of Old Mutual Asset Management (US), which is a wholly owned subsidiary of Old Mutual plc. BHMS's address is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.

SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

DAY-TO-DAY MANAGEMENT


JAMES P. BARROW . During Mr. Barrow's investment career, he has worked as a securities analyst and portfolio manager for several major institutions including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. In 1973 joined Republic National Bank of Dallas as a portfolio manager, where he worked with Tim Hanley and John Strauss. He later was placed in charge of the Employee Benefit Portfolio Group and was a member of the Trust Investment Committee until the founding of BHMS in 1979. Mr. Barrow is the lead portfolio manager for the Vanguard Windsor II and Selected Value Funds. He earned a BS from the University of South Carolina.



MARK GIAMBRONE, CPA . Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal. Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and earned an MBA from the University of Chicago.



STEPHEN B. MUSSER, CFA . Mr. Musser is a portfolio manager at PGI. He specializes in the management of mid cap value portfolios and also provides analyst coverage of companies in the financial services industry. Mr. Musser joined the firm in 2001. Previously, he was an analyst for A.G. Edwards & Sons. He earned an MBA in Finance and a Bachelor's degree in Economics from the University of Missouri. He has earned the right to use the Chartered Financial Analyst designation.



JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is a portfolio manager at PGI. He manages the large-cap core portfolios and is co-portfolio manager on the midcap value strategies. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He earned a Bachelor's degree in Accounting from the University of Northern Iowa. He has earned the right to use the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI).





                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    MONEY MARKET FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk. As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MAIN STRATEGIES AND RISKS
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or, . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


Among the principal risks of investing in the Fund are:

  .
    Municipal Securities
    Risk                                               .U.S. Government
  .Fixed-Income           .Eurodollar and Yankee         Sponsored Securities
    Securities Risk         Obligations Risk             Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


PGI has been the Fund's Sub-Advisor since December 6, 2000..


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"3.45

"2002"0.91


"2003"0.23


"2004"0.044


"2005"2.36

2006 4.18



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 2.20%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '011.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q3 '03 THROUGH Q2 '04  0.03%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                              PAST 1 YEAR            PAST 5 YEARS         LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................          4.50                    1.96                 2.15
 Lehman Brothers U.S.
 Treasury Bellwethers 3
 Month Index...........          5.24                    2.76                 2.95
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class was first sold (December 6, 2000).
  Call the Principal Investors Fund at 1-800-547-7754 to get the current 7-day yield for the Money Market Fund.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                 0.40%
 12b-1 Fees............                 0.25
 Other Expenses*/(1)/ .                 0.33
                                        ----                  -------   -------    -------
      TOTAL ANNUAL FUND
    OPERATING EXPENSES*                 0.98%
 * Other Expenses Includes:
    Service Fee........                 0.17%
    Administrative
  Service Fee..........                 0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS PREFERRED CLASS                                                                          $100  $312  $542  $1,201


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


DAY-TO-DAY MANAGEMENT


TRACY REEG. . Ms. Reeg is a portfolio manager at PGI. She is involved in the portfolio management of money market portfolios. She joined the firm in 1993 and began trading and portfolio management duties in 2000. Ms. Reeg earned a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).



ALICE ROBERTSON . Ms. Robertson is a trader for PGI on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    PARTNERS LARGECAP VALUE FUND I PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): UBS Global Asset Management (Americas) Inc. ("UBS Global AM")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of June 30, 2007 this range was between approximately $1.5 billion and $472.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities, UBS Global AM focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits.


Among the principal risks of investing in the Fund are:

  . Exchange Rate Risk                                   . Foreign Securities Risk   . Value Stock Risk
                                                         .Market Segment
  . Derivatives Risk                                       (LargeCap) Risk           . Equity Securities Risk
  . Underlying Fund Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

UBS Global AM has been the Fund's Sub-Advisor since June 1, 2004.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2005"9.24

2006 17.60


LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 6.49%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '06                                      7.45%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '05
  -0.71%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                             PAST 1 YEAR         LIFE OF FUND*
 ADVISORS PREFERRED CLASS..............         20.26               14.96
 Russell 1000 Value Index**............         21.87               16.35
 Morningstar Large Value Category
 Average**.............................         20.98               14.15
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the share class was first sold
  (June 1, 2004).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   0.80%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.33
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.38%
 Expense Reimbursement
 /(2)/ ................                   0.01
                                          ----
           NET EXPENSES                   1.37%
 * Other Expenses:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $139  $436  $754  $1,657


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a
         Delaware corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG.

Investment decisions for the Partners LargeCap Value I Fund are made by investment management teams at UBS Global AM, including Thomas M. Cole, Thomas
J. Digenan, John C. Leonard and Scott C. Hazen. No member of the investment management team is primarily responsible for making recommendations for portfolio purchases.


DAY-TO-DAY MANAGEMENT


THOMAS M. COLE, CFA . Mr. Cole joined UBS Global AM in 1985. Mr. Cole is responsible for the direction and oversight of the research group of the North American Core Equities Team. He is actively involved in security analysis and the portfolio construction process. Mr. Cole's prior experience with the firm includes Senior Analyst (responsible for the retail, food, household and personal products, media, auto and auto parts sectors), managing the US Equity Trading Desk and serving as a Portfolio Manager in the US Fixed Income Group. He is a member of the Association of Investment Management and Research and the Investment Analysts Society of Chicago. He received both his BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.



THOMAS J. DIGENAN, CFA, CPA . Mr. Digenan joined UBS Global AM in 1993. Mr. Digenan participates in the analysis and development of US Equity portfolio. He is responsible for communicating the firm's equity strategy to clients and investment consultants. Mr. Digenan's prior experience with the firm includes President of mutual funds and relationship funds organization. Prior to joining the firm, Mr. Digenan was a senior manager in the tax department of KPMG Peat Marwick working exclusively in the investment services industry. Mr. Digenan is a member of the Association for Investment Management and Research, the Investment Analysts Society of Chicago and the American Institute of Certified Public Accounts.

SCOTT C. HAZEN, CFA . Mr. Hazen joined UBS Global AM in 1992 and participates in the analysis and development of U.S. Equity portfolios. Prior to joining the portfolio management team in 2004, Mr. Hazen served as a member of the firm's global investment team responsible for providing client service and relationship management to the firm's clients. He earned a BBA from the University of Notre Dame and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation and is a member of the Investment Analysts Society of Chicago.



JOHN C. LEONARD, CFA . Mr. Leonard joined UBS Global AM in 1991. Mr. Leonard Head of North American Equities and is responsible for the development of sector and stock selection strategies within this market. In addition, as Deputy Head of Equities, Mr. Leonard assumes management responsibilities for Japanese, Asian and Australian Equities. Prior to joining UBS Global AM, he worked as an investment analyst at a real estate management company and as a financial advisor with two investment management firms. Mr. Leonard received his AB from Dartmouth College and his MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.





                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    PARTNERS LARGECAP BLEND FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): T. Rowe Price Associates, Inc. ("T. Rowe Price")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.

MAIN STRATEGIES AND RISKS
The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of June 30, 2007 this range was between approximately $1.7 billion and $472.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund will generally remain fully invested (less than 5% cash reserves) and will have approximately the same industry weightings as compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the S&P 500 Index.


T. Rowe Price uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index. T. Rowe Price generally purchases for the Fund securities issued by companies in the S&P 500 Index, and therefore, its stock selection process will result in the purchase of both growth and value stocks.


A team of T. Rowe Price equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.

In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (LargeCap)
    Risk                  . Derivatives Risk        Risk
  .Foreign Securities
    Risk                  . Value Stock Risk      . Growth Stock Risk
  . Exchange Rate Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-7.57

"2002"-16.82


"2003"23.36


"2004"9.72


"2005"4.24

2006 15.26



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 7.21%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.10%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -15.47%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                PAST 1 YEAR                PAST 5 YEARS           LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................
                                   20.83                       9.52                   4.87
 S&P 500 Index ........            20.59                      10.70                   3.78
 Morningstar Large
 Blend Category Average            19.50                      10.29                   4.16
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class shares were first sold (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   0.74%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.33
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.32%
 Expense Reimbursement
 /(2)/ ................                   0.01
                                          ----
           NET EXPENSES                   1.31%
 * Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $133  $417  $723  $1,589


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 69 years of investment management experience. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

DAY-TO-DAY MANAGEMENT


ANNA M. DOPKIN, CFA . Ms. Dopkin is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Co-Director of U.S. Equity Research, and a member of the firm's Equity Steering Committee. Prior to joining T. Rowe Price in 1996, she worked at Goldman Sachs in it Mortgage SEcurities Department in New York and London. Ms. Dopkin earned a B.S., magna cum laude, from The Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.Ms. Dopkin serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, she, along with Mr. Whitney, is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the Fund.



RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of the firm's Quantitative Equity Group and member of the Equity Steering Committee and Brokerage Control Committee. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Whitney serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he, along with Ms. Dopkin, is responsible for ensuring adherence to portfolio constraints and risk controls, as well as managing inter-analyst activity.





                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    PARTNERS LARGECAP GROWTH FUND I PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): T. Rowe Price Associates, Inc. ("T. Rowe Price")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations within the range of companies in the Russell 1000/(R)// /Growth Index (as of June 30, 2007, this range was between approximately $1.5 billion and $472.5 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The market capitalization of companies in the Fund's portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range.


T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices and foreign currencies.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (LargeCap)
    Risk                  . Derivatives Risk        Risk
  . Exchange Rate Risk    . Growth Stock Risk     . Active Trading Risk
  .Foreign Securities     .
    Risk                    Underlying Fund Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


T. Rowe Price became the Sub-Advisor to the Fund on August 24, 2004.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-14.86

"2002"-27.1


"2003"23.26


"2004"8.64


"2005"7.14

2006 5.43



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 7.33%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    12.69%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '01
  -18.23%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                PAST 1 YEAR                PAST 5 YEARS           LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................
                                   17.66                       7.67                  -0.79
 Russell 1000 Growth
 Index ................            19.04                       9.28
 Morningstar Large
 Growth Category
 Average ..............            17.17                       8.96                   0.27
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class shares were first sold (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   0.74%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.33
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.32%
 Expense Reimbursement
 /(2)/ ................                   0.01
                                          ----
           NET EXPENSES                   1.31%
 * Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $133  $417  $723  $1,589


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 69 years of investment management experience. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

DAY-TO-DAY MANAGEMENT


ROBERT W. SHARPS, CFA, CPA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also the lead Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.

                    PRINCIPAL INVESTORS FUND, INC.

                    PARTNERS LARGECAP GROWTH FUND II PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): American Century Investment Management, Inc. ("American
          Century") and BNY Investment Advisors ("BNY") (for the Fund's "cash buffer")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of June 30, 2007, the range was between approximately $1.5 billion and $472.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

American Century selects stocks of larger-sized companies it believes will increase in value over time using a growth investment strategy it developed. In implementing this strategy, American Century uses a bottom-up approach to stock selection. This means that American Century makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.


Using its extensive computer database, as well as other primary analytical research tools, American Century tracks financial information for individual companies to identify and evaluate trends in earnings, revenues, and other business fundamentals. Under normal market conditions, the Fund's portfolio will primarily consist of securities of companies whose earnings and revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help American Century buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.


Although American Century intends to invest the Fund's assets primarily in U.S. stocks, the Fund may invest up to 25% of its assets in securities of foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.


American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in debt securities, options, preferred stock and equity equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.

Principal has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). Principal believes that, over the long term, this strategy will enhance the investment performance of the Fund.


Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (LargeCap)
    Risk                  . Derivatives Risk        Risk
  .
    Underlying Fund Risk  . Growth Stock Risk     . Foreign Securities Risk
  . Exchange Rate Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


American Century has been the Fund's Sub-Advisor since December 6, 2000. BNY was added as an additional Sub-Advisor on March 1, 2006.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-18.2

"2002"-26.33


"2003"25


"2004"8.76


"2005"4.14

2006 7.06



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 7.70%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    14.43%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '01
  -19.62%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                PAST 1 YEAR                PAST 5 YEARS           LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................
                                   17.17                       7.62                  -1.16
 Russell 1000 Growth
 Index ................            19.04                       9.28                  -0.27
 Morningstar Large
 Growth Category
 Average ..............            17.17                       8.96                   0.27
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class shares were first sold (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   0.99%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.33
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.57%
 Expense Reimbursement
 /(2)/ ................                   0.01
                                          ----
           NET EXPENSES                   1.56%
  *Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $159  $495  $854  $1,867


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

SUB-ADVISOR: BNY Investment Advisors ("BNY"), a separately identifiable division of The Bank of New York, is located at 1633 Broadway, NY, NY 10019. Founded by Alexander Hamilton in 1784, The Bank of New York is one of the largest commercial banks in the United States. The Bank of New York began offering investment services in the 1830s and manages investments for institutions and individuals.

DAY-TO-DAY MANAGEMENT


JAMES BOFFA . Mr. Boffa is a Senior Short Term Portfolio Manager in the Short Term Money Management Department of BNY. He began his career with The Bank of New York in 1980 managing an Operations Group. Mr. Boffa specializes in the management of overnight Short Term portfolios. He earned a Bachelor's degree in Business and Psychology from Pace University.



E.A. PRESCOTT LEGARD, CFA . Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY J. WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.



KURT ZYLA . Mr. Zyla is the Managing Director and Division Head of Index Fund Management at BNY. Prior to managing the Division in 1998, he was an index portfolio manager and worked in the Special Investment Products area, focusing on portfolio transitions/liquidations and equity derivative product strategies. Before joining BNY in 1989, Mr. Zyla worked in the Specialty Chemical's Division of Engelhard Corporation in the areas of technical sales and product management. He earned a BS in Chemical Engineering from New Jersey Institute of Technology and an MBA from New York University's Stern School of Business.





                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    PARTNERS LARGECAP VALUE FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): AllianceBernstein L.P. ("AllianceBernstein") and BNY Investment
          Advisors ("BNY") (for the Fund's "cash buffer")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, AllianceBernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000/(R)/ Value Index (as of June 30, 2007, this range was between approximately $1.5 billion and $472.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

AllianceBernstein employs an investment strategy, generally described as "value" investing. The firm seeks securities that exhibit low financial ratios, can be acquired for less than what AllianceBernstein believes is the issuer's intrinsic value, or whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to AllianceBernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that AllianceBernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For AllianceBernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


Principal has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). Principal believes that, over the long term, this strategy will enhance the investment performance of the Fund.


Among the principal risks of investing in the Fund are:

                                                                                 .Market Segment (LargeCap)
  . Equity Securities Risk                               . Derivatives Risk        Risk
  . Underlying Fund Risk                                 . Value Stock Risk      . Foreign Securities Risk
  . Exchange Rate Risk

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


Bernstein has been the Fund's Sub-Advisor since December 6, 2000. BNY was added as an additional Sub-Advisor on March 1, 2006.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"5.14

"2002"-12.1


"2003"26.74


"2004"12.71


"2005"4.67

2006 21.17



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 5.42%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.57%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -18.58%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                PAST 1 YEAR                PAST 5 YEARS           LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................
                                   21.34                      11.96                   9.83
 Russell 1000 Value
 Index ................            21.87                      13.31                   8.30
 Morningstar Large
 Value Category Average            20.98                      11.61                   7.06
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class shares were first sold (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees............            0.77%
 12b-1 Fees.................            0.25
 Other Expenses*............            0.32
                                        ----   -------   -------    -------
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.34%
 * Other Expenses Includes:
    Service Fee.......................  0.17%
    Administrative Service Fee........  0.15

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $136  $425  $734  $1,613


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: AllianceBernstein L.P. ("AllianceBernstein"). AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.

SUB-ADVISOR: BNY Investment Advisors ("BNY"), a separately identifiable division of The Bank of New York, is located at 1633 Broadway, NY, NY 10019. Founded by Alexander Hamilton in 1784, The Bank of New York is one of the largest commercial banks in the United States. The Bank of New York began offering investment services in the 1830s and manages investments for institutions and individuals.

DAY-TO-DAY MANAGEMENT


JAMES BOFFA . Mr. Boffa is a Senior Short Term Portfolio Manager in the Short Term Money Management Department of BNY. He began his career with The Bank of New York in 1980 managing an Operations Group. Mr. Boffa specializes in the management of overnight Short Term portfolios. He earned a Bachelor's degree in Business and Psychology from Pace University.



MARILYN G. FEDAK, CFA . Ms. Fedak joined AllianceBernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the US Large Cap Value Equity Investment Policy Group. Ms. Fedak serves on AllianceBernstein's Management Executive Committee and is also a Director of SCB Inc. She earned a BA from Smith College and an MBA from Harvard University. She has also earned the right to use the Chartered Financial Analyst designation.

MARK R. GORDON, CFA . Mr. Gordon joined AllianceBernstein in 1983. In 2004, he assumed the position of Executive Vice President and Director of Global Quantitative Research. Mr. Gordon also serves on AllianceBernstein's Executive Committee. He earned a BS from Brown University, and pursued graduate studies in applied mathematics and statistics at Princeton University and New York University. Mr. Gordon has earned the right to use the Chartered Financial Analyst designation.



JOHN MAHEDY, CPA . Mr. Mahedy was named Co-CIO-US Value equities in 2003. He continues to serve as director of research-US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst at AllianceBernstein's institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001. He earned a BS and an MBA from New York University.



CHRISTOPHER W. MARX . Mr. Marx joined AllianceBernstein in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Mr. Marx earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.



JOHN D. PHILLIPS, JR., CFA . Mr. Phillips joined AllianceBernstein in 1994 and is a senior portfolio manager and member of the US Value Equities Investment Policy Group. He is also chairman of AllianceBernstein's Proxy Voting Committee. Mr. Phillips earned a BA from Hamilton College and an MBA from Harvard University. He has also earned the right to use the Chartered Financial Analyst designation.



KURT ZYLA . Mr. Zyla is the Managing Director and Division Head of Index Fund Management at BNY. Prior to managing the Division in 1998, he was an index portfolio manager and worked in the Special Investment Products area, focusing on portfolio transitions/liquidations and equity derivative product strategies. Before joining BNY in 1989, Mr. Zyla worked in the Specialty Chemical's Division of Engelhard Corporation in the areas of technical sales and product management. He earned a BS in Chemical Engineering from New Jersey Institute of Technology and an MBA from New York University's Stern School of Business.





                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    PARTNERS SMALLCAP GROWTH FUND III PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Mazama Capital Management, Inc. ("Mazama") and Columbus Circle
         Investors ("CCI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, the highest market capitalization of the companies in the Russell 2500 Growth Index (as of June 30, 2007, the range was between approximately $0.1 billion and $8.5 billion), at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Mazama, utilizes a fundamental, bottom-up approach to security selection. In selecting securities for the Fund, Mazama performs a detailed analysis of company financials using a proprietary Price/Performance Model. The Model focuses on two main valuation components: estimates of a company's return-on-equity versus the forward price-to-earnings ratio as a measure of a current value and on a company's earnings growth versus the forward price-to-earnings ratio. Mazama also conducts ongoing discussions with company executives and key employees as well as visits to evaluate company operations first hand. Though Mazama does not incorporate top-down analysis in its investment process, it does incorporate knowledge of broad economic themes and trends to provide a backdrop for its bottom-up research. After identifying interesting investment opportunities, Mazama looks at other top companies in that sector to evaluate the overall attractiveness of the specific company as well as other companies in that sector.


Mazama's determination to sell a security from the Fund's portfolio is based on either a deterioration in the company's fundamentals or by a reduction in ranking due to price appreciation which is then reflected in a lower Price/ Performance Model score.


The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.


Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI's team of investment professionals selects companies that meet the criteria of positive momentum in a company's progress and positive surprise in reported results.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks of investing in the Fund are:

  . Growth Stock Risk       . MidCap Stock Risk     . Exchange Rate Risk
  .Foreign Securities                               .Initial Public Offerings
    Risk                    . Small Company Risk      Risk
  .Market Segment           .
    (SmallCap and MidCap)     Underlying Fund Risk
    Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


Mazama has been the Fund's Sub-Advisor since June 1, 2004. CCI was added as an additional Sub-Advisor on December 15, 2006.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2005"12.07

2006 9.99
LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 9.37%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '06                                     11.68%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '06                                    -11.23%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                            PAST 1 YEAR          LIFE OF FUND*
 ADVISORS PREFERRED CLASS............          21.34                12.94
 Russell 2500 Growth Index ..........          19.03                14.10
 Morningstar Small Growth Category
 Average ............................          16.28                12.55
  Index performance does not reflect deductions for fees,
  expenses or taxes.
  *LifeTime results are measured from the date the share class was first offered (June 1, 2004).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees..................................                   1.10%
 12b-1 Fees.......................................                   0.25
 Other Expenses* /(1)/ ...........................                   0.33
                                                                     ----                    -------   -------   ------- -------
              TOTAL ANNUAL FUND OPERATING EXPENSES                   1.68%
 Expense Reimbursement /(2)/ .....................                   0.01
                                                                     ----
                                      NET EXPENSES                   1.67%
 * Other Expenses Includes:
   Service Fee....................................                   0.17%
   Administrative Service Fee.....................                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $170  $529  $912  $1,986


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Columbus Circle Investors ("CCI") is an affiliate of PGI and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902.

SUB-ADVISOR: Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97258.

DAY-TO-DAY MANAGEMENT


STEPHEN C. BRINK, CFA . Mr. Brink is a co-founder of Mazama and serves as Director of Research. His primary responsibility is as portfolio manager on both the Small Cap Growth and Small-Mid Cap Growth products, backing up lead portfolio manager Ron Sauer. Mr. Brink has spent over 26 years in the investment industry. He received his BS Business Administration from Oregon State University in 1977 and has earned the right to use the Chartered Financial Analyst designation.



TIMOTHY P. BUTLER . Mr. Butler is an equity analyst concentrating on financial services and financial technology companies for all Mazama strategies. He works closely with Steve Brink, the firm's Director of Research, in covering this sector. Mr. Butler worked most recently at Pacific Crest Securities, where he was Senior Research Analyst specializing in financial technology stocks. Prior to this, he worked at Stifel, Nicolaus & Co., also as a Research Analyst focused on specialty finance companies. Mr. Butler completed his MBA at the University of Texas in 1990, graduating cum laude, and earned a BA in Business Administration from Wichita State University in 1988, where he graduated summa cum laude and was elected to the Beta Gamma Sigma honor society.



MICHAEL D. CLULOW, CFA . Mr. Clulow works out of the firm's New York research office, specializing in research and analysis of small & mid cap healthcare companies, including biotech and emerging pharmaceutical companies. He has been an investment analyst since 1995, most recently as Senior Analyst, Healthcare IT & Pharmaceutical Outsourcing Sectors with UBS Warburg in New York, NY. Previously he worked as a healthcare analyst at CIBC World Markets. Mr. Clulow earned a BS in Finance at Miami University and an MBA with honors in Finance and Economics at New York University's Leonard N. Stern School of Business in 1996. He has earned the right to use the Chartered Financial Analyst designation.



CLIFFORD G. FOX, CFA . Mr. Fox, portfolio manager, joined CCI in 1992. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



GRETCHEN NOVAK, CFA . Ms. Novak is responsible for researching consumer discretionary and consumer staple companies for all Mazama strategies and is an Associate Portfolio Manager, supporting Ron Sauer and Steve Brink in overseeing the investment process. Formerly an Equity Analyst with Cramer Rosenthal McGlynn, LLC, she specialized in small and mid-cap stocks with focus on consumer discretionary companies and secondary emphasis on consumer staples and utility/energy service companies. She earned her BA in Business Administration with concentration in finance from the University of Washington in 1994, graduating cum laude and elected to Phi Beta Kappa and Beta Gamma Sigma honor society. She has earned the right to use the Chartered Financial Analyst designation.



RONALD A. SAUER . Mr. Sauer is the founder of Mazama and serves as its Senior Portfolio Manager and Chief Investment Officer. He has been active in small and mid cap investing since 1980. As lead portfolio manager for Mazama, Mr. Sauer developed a highly disciplined and successful investment process. He developed the firm's Price Performance Model, a critical component and the underlying discipline of Mazama's investment approach. Mr. Sauer received his BA Finance from the University of Oregon in 1980.





                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    PARTNERS MIDCAP GROWTH FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Turner Investment Partners, Inc. ("Turner")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of June 30, 2007 this range was between approximately $1.5 billion and $22.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


Turner selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Among the principal risks of investing in the Fund are:

  .Equity Securities                                 .Market Segment (MidCap)
    Risk                  . Derivatives Risk           Risk
  .Foreign Securities
    Risk                  . Growth Stock Risk        . Active Trading Risk
                          .Initial Public
  . Exchange Rate Risk      Offerings Risk           . MidCap Stock Risk
  . Small Company Risk    . Underlying Fund Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

Turner has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-27.85

"2002"-31.43


"2003"47.97


"2004"11.63


"2005"11.43

2006 5.87



 LOGO

 The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 13.77%.
   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q4 '01                                    25.04%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q3 '01                                   -31.48%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                              PAST 1 YEAR             PAST 5 YEARS          LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................          16.15                    14.40                 0.71
 Russell Midcap Growth
 Index ................          19.73                    15.44                 4.30
 Morningstar Mid-Cap
 Growth Category
 Average ..............          19.00                    12.61                 4.02
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class was first sold (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   1.00%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.33
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.58%
 Expense Reimbursement
 /(2)/ ................                   0.01
                                          ----
           NET EXPENSES                   1.57%
 * Other Expenses Includes:
    Service Fee........                   0.17%
   Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective
   January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $160  $498  $859  $1,877

(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


DAY-TO-DAY MANAGEMENT


TARA R. HEDLUND, CFA, CPA . Ms. Hedlund joined Turner in 2000. Previously, she was an audit engagement senior at Arthur Andersen LLP. She has been in investment management since 1995. She earned a BBS in Accountancy from Villanova University. She has earned the right to use the Chartered Financial Analyst designation.



CHRISTOPHER K. MCHUGH . Mr. McHugh, Vice President and Senior Portfolio Manager, joined Turner in 1990. Prior to joining Turner, he was a performance specialist at Provident Capital Management. He earned a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University.



JASON D. SCHROTBERGER, CFA . Mr. Schrotberger joined Turner in 2001. Previously, he was an investment analyst at BlackRock Financial Management. He has been in investment management since 1994. He earned a BA in Economics from Denison University and an MBA in Finance from the University of Illinois. He has earned the right to use the Chartered Financial Analyst designation.

                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    PARTNERS MIDCAP VALUE FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Neuberger Berman Management, Inc. ("Neuberger Berman") and
          Jacobs Levy Equity Management, Inc. ("Jacobs Levy")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap/(R)/ Value Index (as of June 30, 2007, this range was between approximately $1.6 billion and $19.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well-known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

Each of the Sub-Advisors selects stocks using a value oriented investment approach. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational, and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value. This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.


Jacobs Levy selects stocks by using proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as "disentangling." The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.


Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment stategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks of investing in the Fund are:

                                                     .Market Segment (MidCap)
  . Equity Securities Risk   . Value Stock Risk        Risk
  . Small Company Risk       . MidCap Stock Risk     . Underlying Fund Risk
  .Initial Public
    Offerings Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


Neuberger Berman has been the Fund's Sub-Advisor since December 6, 2000. Jacobs Levy was added as an additional Sub-Advisor on June 30, 2006.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-2.43

"2002"-9.19


"2003"35.12


"2004"21.88


"2005"10.22

2006 12.97



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 8.18%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q4 '03 AND Q2 '03  14.49%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -14.52%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                              PAST 1 YEAR             PAST 5 YEARS          LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................           18.71                    14.84                11.91
 Russell Midcap Value
 Index ................          22.09                    17.16                13.85
 Morningstar Mid-Cap
 Value Category Average          21.20                    14.13                11.97
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class was first sold (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)AS OF OCTOBER 31, 2006

 Management Fees.......                   1.00%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.33
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.58%
 Expense Reimbursement
 /(2)/ ................                   0.01
                                          ----
           NET EXPENSES                   1.57%
 * Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $160  $498  $859  $1,877


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISORS
The Manager has contracted with the Sub-Advisors to provide investment advisory services to the Fund.

SUB-ADVISOR: Jacobs Levy Equity Management, Inc. ("Jacobs Levy") provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park, New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity separate accounts for institutional clients. Its address is 100 Campus Drive, Florham Park, NJ 07932-0650.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


SUB-ADVISOR: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. The two firms continue an asset management history that began in 1939. Neuberger Berman is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

DAY-TO-DAY MANAGEMENT


BRUCE JACOBS, PH.D . Dr. Jacobs serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Dr. Jacobs was Senior Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. Dr. Jacobs earned a BA from Columbia College, an MS in Operations Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University, and an MA in Applied Economics and a Ph.D. in Finance from the University of Pennsylvania's Wharton School.



KEN LEVY, CFA . Mr. Levy serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Mr. Levy was Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. He earned a BA in Economics from Cornell University and an MBA and an MA in Business Economics from the University of Pennsylvania's Wharton School. He has earned the right to use the Chartered Financial Analyst designation.



S. BASU MULLICK . Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned an MA in Economics and a Ph.D., ABD Finance from Rutgers University.





                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    PARTNERS SMALLCAP GROWTH FUND II PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): UBS Global Asset Management (Americas) Inc. ("UBS Global AM"),
          Emerald Advisers, Inc. ("Emerald"), and Essex Investment Management Company, LLC ("Essex")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of June 30, 2007, this range was between approximately $0.1 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum, and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


UBS Global AM may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


Essex selects stocks of companies that are exhibiting accelerating growth in earnings and that Essex believes are undervalued relative to each company's future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Essex's fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Fund will sell a stock if the earnings growth decelerates, or if the valuation is no longer attractive relative to Essex's long-term growth expectations.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from tim-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment stategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (SmallCap)
    Risk                  . Derivatives Risk        Risk
  .Foreign Securities                             .Initial Public Offerings
    Risk                  . Growth Stock Risk       Risk
  . Exchange Rate Risk    . Small Company Risk    . MidCap Stock Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


UBS Global AM became the Fund's Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004. Essex was added as an additional Sub-Advisor on June 30, 2006.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-20.77

"2002"-25.14


"2003"44.49


"2004"10.62


"2005"4.97

2006 8.41



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 10.34%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    29.60%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '01
  -31.20%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                               PAST 1 YEAR              PAST 5 YEARS          LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................            12.97                    12.78                  0.89
 Russell 2000 Growth
 Index ................           16.83                    13.07                  5.16
 Morningstar Small
 Growth Category
 Average ..............           16.28                    12.08                  5.27
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class began operations (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.................         1.00%
 12b-1 Fees......................         0.25
 Other Expenses*/(1)/ ...........         0.33
                                          ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES         1.58%
 Expense Reimbursement /(2)/ ....         0.01
                                          ----
                     NET EXPENSES         1.57%
 * Other Expenses Includes:
    Service Fee..................         0.17%
    Administrative Service Fee...         0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $160  $498  $859  $1,877


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISORS
The Manager has contracted with the Sub-Advisors to provide investment advisory services to the Fund.

SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a wholly owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601.

SUB-ADVISOR: Essex Investment Management Company, LLC ("Essex") is a
         Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients. Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Its address is 125 High Street, 29th Floor, Boston, MA 02110.
SUB-ADVISOR: UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a
         Delaware corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG.

DAY-TO-DAY MANAGEMENT


JOSEPH W. GARNER . Mr. Garner is Director of Emerald Research and a member of the Portfolio Management team. He is also co-manager of the Forward Emerald Growth Fund and the Forward Emerald Opportunities Fund. Prior to joining Emerald, Mr. Garner was the Program Manager of the Pennsylvania Economic Development Financing Authority (PEDFA); an Economic Development Analyst with the PA Department of Commerce's Office of Technology Development; and an Industry Research Analyst with the Pittsburgh High Technology Council. Mr. Garner earned an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.



PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc.; Trustee, Vice President and Chief Investment Officer of the Emerald Mutual Funds; and a Partner of the Emerald Organization (1992 - Present). Formerly he served as Chief Investment Officer, Pennsylvania State Employees' Retirement System (1985-1992). Mr. Mertz graduated from Millersville University with a BA in Economics.


Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz and Ms. Sears work as a team developing strategy.



NANCY B. PRIAL, CFA . Ms. Prial is a Portfolio Manager and Senior Principal on the Essex Small-Micro Cap Growth and Small-Mid Cap Growth strategies. Prior to joining the firm, she spent six years at The Burridge Group, LLC as Vice President and Chief Investment Officer and four years at the Twentieth Century Division of American Century Investors. She began her investment career in 1984 at Frontier Capital Management as a fundamental analyst and portfolio manager. Ms. Prial graduated from Bucknell University with a BS in Electrical Engineering and a BA in Mathematics. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald and a Partner in the Emerald Organization. She is co-manager of the Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears received a BS in Business Administration from Millersville University and an MBA from Villanova University.


Ms. Sears monitors all portfolios in wrap programs and works with Mr. Mertz in supervising the trading group staff. Mr. Mertz and Ms. Sears work as a team developing strategy.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School.





                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    PARTNERS SMALLCAP VALUE FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Ark Asset Management Co., Inc. ("Ark Asset") and Los Angeles
          Capital Management and Equity Research, Inc. ("LA Capital")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of June 30, 2007, this range was between approximately $0.2 billion and $3.3 billion) or $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Ark Asset purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


LA Capital employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.


Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (SmallCap)
    Risk                  . Value Stock Risk        Risk
                                                  .Initial Public Offerings
  . MidCap Stock Risk     . Small Company Risk      Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


Ark Asset has been Sub-Advisor to the Fund since March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2002"-10.64

"2003"37.06


"2004"17.3


"2005"7.08

2006 13.43



LOGO

Year-to-date return as of June 30, 2007 for the Advisors Preferred Class is
8.60%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    19.23%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -20.98%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                    PAST 1 YEAR             PAST 5 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................
                                       17.03                   12.97           13.08
 Russell 2000 Value
 Index ................                16.05                   14.61           14.50
 Morningstar Small
 Value Category Average                16.39                   14.11           13.89
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class were first sold (March 1, 2001).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees..................................                      1.00%
 12b-1 Fees.......................................                      0.25
 Other Expenses*/(1)/ ............................                      0.34
                                                                        ----                       -------   -------
              TOTAL ANNUAL FUND OPERATING EXPENSES                      1.59%
 Expense Reimbursement /(2)/ .....................                      0.02
                                                                        ----
                                      NET EXPENSES                      1.57%
 * Other Expenses:
    Service Fee...................................                      0.17%
    Administrative Service Fee....................                      0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $160  $500  $864  $1,888


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISORS
The Manager has contracted with the Sub-Advisors to provide investment advisory services to the Fund.

SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

SUB-ADVISOR: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, CA 90025.

Day-to-day portfolio management is performed by an investment management team. Current members of the team include: Thomas D. Stevens, CFA, Chairman; Hal W. Reynolds, CFA, Chief Investment Officer; David R. Borger, CFA, Director of Research; Stuart K. Matsuda, Director of Trading; and Christine M. Kugler, Director of Implementation.


DAY-TO-DAY MANAGEMENT


DAVID R. BORGER, CFA . Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm's proprietary stock selection model). Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He earned a BS from the Wittenberg University and an MA and MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He earned an MBA from the Harvard Graduate School of Business Administration and a BS from the Philadelphia Textile Institute.



WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at The IBM Retirement Funds. He earned a BS from the University of Southern California.



CHRISTINE M. KUGLER . Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She earned a BA from the University of California, Santa Barbara.



STUART K. MATSUDA . Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management's Director of Trading. He earned a BBA from the University of Hawaii and an MBA from California State University Northridge.



HAL W. REYNOLDS, CFA . Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm's asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.



THOMAS D. STEVENS, CFA . Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens earned a BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.





                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    REAL ESTATE SECURITIES FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Principal Real Estate Investors, LLC ("Principal - REI")

OBJECTIVE: The Fund seeks to generate a total return.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest in smaller capitalization companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Fund, the Sub-Advisor focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies. The Fund is "non-diversified," which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

Among the principal risks of investing in the Fund are:

  .Equity Securities
    Risk                   . Derivatives Risk       . Small Company Risk
  .Foreign Securities                               .Real Estate Securities
    Risk                   . Exchange Rate Risk       Risk
  . Sector Risk            . Underlying Fund Risk   . Active Trading Risk
                           .Non-Diversification
  . Prepayment Risk          Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

Principal-REI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"7.68

"2002"7.97


"2003"37.5


"2004"33.34


"2005"14.92

2006 35.76



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is -9.57%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    17.36%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -7.42%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                               PAST 1 YEAR               PAST 5 YEARS           LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................             6.50                      19.56                 18.88
 MSCI US REIT Index ...           12.05                      18.52                 18.40
 Morningstar Specialty
 - Real Estate Category
 Average ..............           13.15                      18.83                 18.43
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred class shares were first sold (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                 0.84%
 12b-1 Fees............                 0.25
 Other Expenses*/(1)/ .                 0.33
                                        ----                  -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                 1.42%
 * Other Expenses Includes:
    Service Fee........                 0.17%
    Administrative
  Service Fee..........                 0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $145  $449  $776  $1,702


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal - REI's address is 801 Grand Avenue, Des Moines, IA 50392.

DAY-TO-DAY MANAGEMENT


KELLY D. RUSH, CFA . As portfolio manager, Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI, the dedicated real estate group of Principal. He has been managing the real estate stock portfolio since 1997. Previously, Mr. Rush participated in structuring commercial mortgage loans for public real estate companies and the analysis of real estate investment trust issued bonds. He has been with the real estate investment area of the firm since 1987. He earned an MBA in Business Administration and a Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    SMALLCAP BLEND FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.

(Closed to new investors as of September 1, 2007)

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000/(R)/ Index (as of June 30, 2007, this range was between approximately $0.1 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


PGI may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (SmallCap)
    Risks                 . Derivatives Risk        Risk
  .Foreign Securities
    Risk                  . Growth Stock Risk     . Value Stock Risk
                                                  .Initial Public Offerings
  . Exchange Rate Risk    . Active Trading Risk     Risk
  . Small Company Risk

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


PGI has been the Fund's Sub-Advisor since December 6, 2000.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"6.97

"2002"-17.57


"2003"42


"2004"15.83


"2005"9.05

2006 13.67



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 8.99%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    19.69%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -16.29%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                               PAST 1 YEAR              PAST 5 YEARS          LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................
                                  16.42                    13.57                 11.77
 Russell 2000 Index ...           16.43                    13.87                 10.11
 Morningstar Small
 Blend Category Average           17.02                    13.86                 11.82
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class began operations (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   0.75%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.33
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.33%
 Expense Reimbursement
 /(2)/ ................                   0.01
                                          ----
           NET EXPENSES                   1.32%
 * Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $134  $420  $728  $1,601


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

DAY-TO-DAY MANAGEMENT


THOMAS MORABITO, CFA . Mr. Morabito leads the small-cap portfolio management team for PGI and is the portfolio manager on the small-cap value portfolios. Prior to joining PGI in 2000, he managed the Structured Small Cap Fund for Invesco Management & Research. He earned an MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



PHIL NORDHUS, CFA . Mr. Nordhus joined PGI in 1990 and was previously involved in corporate acquisitions and divestitures before moving to the equity group in 2000. Most recently, he has been involved in managing the small-cap portfolios and has responsibility for managing the small-cap analyst team. Mr. Nordhus earned an MBA from Drake University and a Bachelor's degree in Economics from Kansas State University. He has earned the right to use the Chartered Financial Analyst designation.

                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    SMALLCAP GROWTH FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of June 30, 2007, the range was between approximately $0.1 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may invest in foreign securities, including securities of companies that are located or do business in emerging markets, and in initial public offerings.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (SmallCap)
    Risk                  . Derivatives Risk        Risk
  .Foreign Securities
    Risk                  . Growth Stock Risk     . Small Company Risk
                                                  .Initial Public Offerings
  . Exchange Rate Risk    . Active Trading Risk     Risk
  .                       .
    Underlying Fund Risk    Emerging Market Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"0.92

"2002"-39.56


"2003"47.71


"2004"14.05


"2005"3.78

2006 11.01



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 11.50%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    33.61%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '01
  -33.20%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                               PAST 1 YEAR              PAST 5 YEARS          LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................           16.84                    12.33                  3.64
 Russell 2000 Growth
 Index ................           16.83                    13.07                  5.16
 Morningstar Small
 Growth Category
 Average ..............           16.28                    12.08                  5.27
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class began operations (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......          0.75%
 12b-1 Fees............          0.25
 Other Expenses*/(1)/ .          0.33                      -------                 -------
                                 ----            -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES          1.33%
 Expense
 Reimbursement/(//2//)/          0.01
                                 ----
           NET EXPENSES          1.32%
 * Other Expenses Includes:
    Service Fee........          0.17%
    Administrative
  Service Fee..........          0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the
  Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of
  1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $134  $420  $728  $1,600


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

DAY-TO-DAY MANAGEMENT


MARIATERESA MONACO . Ms. Monaco is a portfolio manager and member of the domestic small-cap equity team at PGI. She serves as lead portfolio manager for the small-cap growth portfolios. Ms. Monaco joined PGI in 2005 with a decade of prior equity investment experience with Fidelity Management and Research in Boston where she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy.

                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    SMALLCAP S&P 600 INDEX FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style

MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index. The Sub-Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of June 30, 2007, the market capitalization range of the Index was between approximately $0.07 billion and $5.0 billion. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of
1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P SmallCap 600. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


PGI reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund's assets.

Among the principal risks of investing in the Fund are:

  .Equity Securities      .Market Segment
    Risk                    (SmallCap) Risk           . Derivatives Risk
  . Small Company Risk    . Underlying Fund Risk



NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


PGI has been the Fund's Sub-Advisor since December 6, 2000.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"5.83

"2002"-15.31


"2003"37.5


"2004"21.65


"2005"6.79

2006 14.27



LOGO

Year-to-date return as of June 30, 2007 for the Advisors Preferred Class is
8.22%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    20.36%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -18.74%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                PAST 1 YEAR                PAST 5 YEARS           LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................
                                   15.31                      13.46                  12.10
 S&P SmallCap 600 Index            16.04                      14.35                  11.96
 Morningstar Small
 Blend Category Average            17.02                      13.86                  11.82
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class shares were first sold (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees......                    0.15%
 12b-1 Fees...........                    0.25
 Other Expenses*/(1)/ .                   0.33
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   0.73%
 Expense Reimbursement
 /(2)/ ................                   0.01
                                          ----
           NET EXPENSES                   0.72%
 * Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5    10
 ADVISORS PREFERRED CLASS                                                                         $74   $232  $405  $906


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

DAY-TO-DAY MANAGEMENT


DIRK LASCHANZKY, CFA . Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.





                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    SMALLCAP VALUE FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of June 30, 2007, this range was between approximately $0.2 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may invest in initial public offerings.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (SmallCap)
    Risk                  . Derivatives Risk        Risk
  .Foreign Securities                             .Initial Public Offerings
    Risk                  . Value Stock Risk        Risk
  . Exchange Rate Risk    . Active Trading Risk   . Underlying Fund Risk
  . Small Company Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"9.52

"2002"-3.15


"2003"42.75


"2004"19.3


"2005"8.64

2006 18.08



LOGO

The year-to-date return as of June 30, 2007 for the: Advisors Preferred Class is 2.16%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    23.09%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -16.35%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                               PAST 1 YEAR              PAST 5 YEARS          LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................           10.39                    14.37                 15.14
 Russell 2000 Value
 Index ................           16.05                    14.61                 14.56
 Morningstar Small
 Value Category Average           16.39                    14.11                 13.98
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class began operations (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   0.75%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.33
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.33%
 Expense Reimbursement
 /(//2//)/ ............                   0.01
                                          ----
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.32%
 * Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $134  $420  $728  $1,600


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

DAY-TO-DAY MANAGEMENT


THOMAS MORABITO, CFA . Mr. Morabito leads the small-cap portfolio management team for PGI and is the portfolio manager on the small-cap value portfolios. Prior to joining PGI in 2000, he managed the Structured Small Cap Fund for Invesco Management & Research. He earned an MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.

                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    PARTNERS SMALLCAP VALUE FUND II PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Dimensional Fund Advisors ("Dimensional") and Vaughan Nelson
          Investment Management, LP ("Vaughan Nelson")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

MAIN STRATEGIES AND RISKS
As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small market capitalization companies. Up to 25% of the Fund's assets may be invested in foreign securities.

Dimensional invests Fund assets primarily in a diversified group of equity securities of small U.S. companies which Dimensional believes to be value stocks at the time of purchase. As of the date of this Prospectus, Dimensional considers companies whose market capitalizations typically are in the lowest 10% of the domestic market universe of operating companies at the time of purchase to be small companies. Dimensional uses a disciplined approach to constructing the Fund's portfolio. Dimensional typically divides the universe into size and style categories and then analyzes the securities themselves to evaluate their fit in Dimensional's universe.


Dimensional considers a security to be a value stock primarily because the company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.


Dimensional uses a market capitalization weighted approach in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by Dimensional for a variety of factors. Dimensional may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if adjustments will result in a deviation from traditional market capitalization weighting.


Vaughan Nelson considers U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of June 30, 2007, this range was between approximately $0.2 billion and $3.3 billion)) at the time of purchase. Under normal market conditions, the portion of the Fund sub-advised by Vaughan Nelson invests at least 80% of its assets in equity securities of such companies.


Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:
^""companies earning a positive economic margin with stable-to-improving returns;
^""companies valued at a discount to their asset value; and ^""companies with an attractive dividend yield and minimal basis risk.

In selecting investments, Vaughan Nelson generally employs the following strategy:
^""value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
^""Vaughan Nelson starts with an investment universe of 5,000 securities, then, using value-driven screens, creates a research universe of companies with market capitalizations of at least $100 million;
^""uses fundamental analysis to construct a portfolio of securities that Vaughan
  Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.


Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks of investing in the Fund are:

  . Value Stock Risk        . MidCap Stock Risk     . Equity Securities Risk
  .Foreign Securities                               .Initial Public Offerings
    Risk                    . Small Company Risk      Risk
  .Market Segment
    (SmallCap and MidCap)   . Exchange Rate Risk
    Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


Dimensional has been the Fund's Sub-Advisor since June 1, 2004. Vaughan Nelson was added as an additional Sub-Advisor of October 3, 2005.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2005"7.12

2006 19.91


LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 5.38%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '06                                     13.74%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '06                                    -4.05%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                          PAST 1 YEAR            LIFE OF FUND*
 ADVISORS PREFERRED CLASS ......
                                             15.79                  16.10
 Russell 2000 Value Index ......             16.05                  16.44
 Morningstar Small Value
 Category Average...............             16.39                  15.14
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class were first sold (June 1, 2004).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.................         1.00%
 12b-1 Fees......................         0.25
 Other Expenses*/(1)/ ...........         0.33
                                          ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES         1.58%
 Expense Reimbursement /(2)/ ....         0.01
                                          ----
                     NET EXPENSES         1.57%
 * Other Expenses Includes:
    Service Fee..................         0.17%
    Administrative Service Fee...         0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $160  $498  $859  $1,877


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISORS
The Manager has contracted with the Sub-Advisors to provide investment advisory services to the Fund.
SUB-ADVISOR: Dimensional Fund Advisors Inc. ("Dimensional"), located at 1299
         Ocean Avenue, Santa Monica, CA 90401, is a registered investment advisor.
SUB-ADVISOR: Vaughan Nelson Investment Management, LP ("Vaughan Nelson") is located at 600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970, Vaughan Nelson is a subsidiary of IXIS Asset Management US Group, L.P.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


DAY-TO-DAY MANAGEMENT

Dimensional uses a team approach in managing the Partners SmallCap Value Fund
II. The investment team includes the Investment Committee of Dimensional, portfolio managers and all other trading personnel.


The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. As of the date of this Prospectus the Investment Committee has ten members. Investment decisions for the Portfolio are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and review all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.


In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Robert
T. Deere coordinates the efforts of all other portfolio managers and trading personnel with respect to domestic equity portfolios. For this reason, Dimensional has identified Mr. Deere as primarily responsible for coordinating the day-to-day management of the Fund.


Mr. Deere is a Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a B.S. and a B.A. from the University of California at San Diego. Mr. Deere joined Dimensional in 1991 and has been responsible for the domestic equity portfolios since 1994.


The statement of additional information provides information about Mr. Deere's compensation, other accounts managed by Mr. Deere, and Mr. Deere's ownership of Fund shares.



CHRIS D. WALLIS, CFA . Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. He received a B.B.A. fro Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 14 years of investment/financial analysis and accounting experience.



SCOTT J. WEBER . Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson, he was a vice president from 2001 to 2003 and a senior associated from 2000 to 2001 of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. Mr. Weber holds the designation of Chartered Financial Analyst and has over nine years of investment management and financial analysis experience.

                    PRINCIPAL INVESTORS FUND, INC.

                    PREFERRED SECURITIES FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Spectrum Asset Management, Inc. ("Spectrum")

OBJECTIVE: The Fund seeks to provide current income.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. The rest of the Fund's assets may be invested in common stocks, debt securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.


The Fund is considered non-diversified and can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Among the principal risks of investing in the Fund are:

  .Fixed-Income
    Securities Risk        . Derivatives Risk          . Sector Risk
                                                       .
  .Non-Diversification                                   Real Estate Securities
    Risk                   . Equity Securities Risk      Risk
  .U.S. Government         .U.S. Government
    Sponsored Securities     Securities Risk           . Underlying Fund Risk
    Risk

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


Spectrum has been the Fund's Sub-Advisor since May 1, 2002.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

2003 10.09

2004 3.79

"2005"0.96

2006 6.45


LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is -0.55%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      5.40%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                     -5.44%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                    PAST 1 YEAR             PAST 5 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................                7.00                     4.82            4.85
 Merrill Lunch Hybrid
 Preferred Securities
 Index.................                2.99                    -0.81            5.62
 Morningstar
 Intermediate-Term Bond
 Category Average......                5.68                     4.32            4.42
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the Institutional class shares were first sold (May 1, 2002).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   0.75%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.33
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.33%
 Expense Reimbursement
 /(2)/ ................                   0.01
                                          ----
           NET EXPENSES                   1.32%
 * Other Expenses:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $134  $420  $728  $1,601


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


DAY-TO-DAY MANAGEMENT


L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager for Spectrum and chairman of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, he was a senior investment officer as USL Capital Corporation, a subsidiary of Ford Motor Corporate, and co-managed a $600 million preferred stock portfolio. He earned his BS in Finance from Boston University.



BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer of Spectrum and Chair of its Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was a general partner and head of the Preferred Stock area of Goldman Sachs & Co. He was responsible for sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid (MIPS) market. He earned both an MBA in Finance and a Bachelor's degree in Industrial Relations from Cornell University.

                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    PARTNERS SMALLCAP VALUE FUND I PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Mellon Equity Associates, LLP ("Mellon Equity") and J.P. Morgan
          Investment Management, Inc. ("J.P. Morgan")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in a diversified group of equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000/(R)/ Value Index (as of June 30, 2007, this range was between approximately $0.2 billion and $3.3 billion)) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. Value securities generally have above average dividend yield and below average price to earnings (P/E) ratios. Up to 25 of the Fund's assets may be invested in foreign securities. The Fund may also purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.

The J.P. Morgan investment process starts with a disciplined quantitative ranking methodology that identifies stocks in each economic sector that have positive trends with attractive relative valuations. We then use a quadratic optimization to create a portfolio of well-diversified, compensated bets that seeks to deliver consistent returns with style characteristics similar to the Russell 2000 Value Index. For each trade suggested by the optimization, the portfolio managers do in-depth fundamental research to ensure that the trade meets our original investment thesis (strong trends with attractive relative valuation). Finally, sophisticated trading techniques ensure that the trades are executed in a cost-effective manner, ensuring that the alpha of the strategy is not unduly encumbered by trading costs.


The J.P. Morgan process seeks to generate excess returns purely through stock selection. As a result, the portfolio tends to be largely sector neutral.


The portion of the Fund managed by J.P. Morgan seeks to provide full exposure to the equity market by investing in derivative securities such as index futures that reduce the impact of cash positions on performance relative to the benchmark.


In selecting investments for the Fund, Mellon Equity uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, Mellon Equity selects stocks on a company-by-company basis. To ensure ample diversification, the portion of the Fund's assets managed by Mellon Equity are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives performance.

Since the Fund has a long-term investment perspective, Mellon Equity does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading.


Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (SmallCap)
    Risk                  . Derivatives Risk        Risk
  .Foreign Securities                             .Initial Public Offerings
    Risk                  . Value Stock Risk        Risk
  . Exchange Rate Risk    . Small Company Risk    . Sector Risk
                          .
  . MidCap Stock Risk       Underlying Fund Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


J.P. Morgan has been the Fund's Sub-Advisor since December 30, 2002. Mellon Equity was added as an additional Sub-Advisor on August 8, 2005.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2003"49.38

"2004"22.47


"2005"5.8

2006 17.72



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 5.09%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    23.20%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -4.57%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                       PAST 1 YEAR               LIFE OF FUND*
 ADVISORS PREFERRED CLASS.                13.86                     21.61
 Russell 2000 Value Index                 16.05                     21.43
 Morningstar Small Value
 Category Average.........                16.39                     19.77
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class shares were first sold (December 30, 2002).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   1.00%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.34
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.59%
 Expense Reimbursement
 /(2)/ ................                   0.02
                                          ----
           NET EXPENSES                   1.57%
 * Other Expenses Include:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $160  $500  $864  $1,838


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: J.P. Morgan Investment Management Inc. ("J.P. Morgan"), 245 Park
         Avenue, New York, NY 10167 is an indirect wholly owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), a bank holding company. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


SUB-ADVISOR: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon").

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


DAY-TO-DAY MANAGEMENT


CHRISTOPHER T. BLUM, CFA . Managing Director of Morgan. Mr. Blum is a portfolio manager in the U.S. Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years with Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his BBA in Finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.



RONALD P. GALA, CFA . Mr. Gala is a Senior Vice President and principal of Mellon Equity and joined the firm in 1993. Mr. Gala earned an MBA in Finance from the University of Pittsburgh and a BS in Business Administration from Duquesne University. He has earned the right to use the Chartered Financial Analyst designation.



PETER D. GOSLIN, CFA . Mr. Goslin is a Vice President and Portfolio Manager with Mellon Equity. Before joining Mellon Equity in 1999, Mr. Goslin spent over four years with Merrill Lynch. During his tenure with Merrill, he worked as a NASDAQ market maker and an equity index options proprietary trader. Prior to that, he ran Merrill's S&P options desk at the Chicago Mercantile Exchange. Mr. Goslin earned his MBA in Finance at the University of Notre Dame Graduate School of Business following a BS in Finance from St. Vincent College. He has earned the right to use the Chartered Financial Analyst designation.



DENNIS S. RUHL, CFA . Mr. Ruhl, Vice President of Morgan, joined the company in 1999. He is a portfolio manager in the U.S. Small Cap Equity Group. His current responsibilities include managing structured small cap core and value accounts. Previously, he worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl earned Bachelor's degrees in Mathematics and Computer Science and a Master's degree in Computer Science, all from MIT. He has earned the right to use the Chartered Financial Analyst designation.





                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    PARTNERS SMALLCAP BLEND FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Mellon Equity Associates, LLP ("Mellon Equity")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Standard and Poor's SmallCap 600 Index (as of June 30, 2007, this range was between approximately $0.07 billion and $5.0 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting investments for the Fund, the Sub-Advisor, Mellon Equity, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. A common definition of an undervalued stock is one selling at a low price relative to its profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, stocks are selected on a company by company basis. To ensure ample diversification, the portfolio's assets are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives the Fund's performance.

Among the principal risks of investing in the Fund are:

  . Growth Stock Risk        . Active Trading Risk   . MidCap Stock Risk
                                                     .
  .                                                    Initial Public Offerings
    Foreign Securities Risk  . Value Stock Risk        Risk
  .Market Segment (Small     . Exchange Rate Risk    . Small Company Risk
    Cap and Mid Cap) Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2003"43.72

"2004"21.71


"2005"3.24

2006 8.30



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 10.43%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    21.93%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '06                                    -5.17%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                       PAST 1 YEAR               LIFE OF FUND*
 ADVISORS PREFERRED CLASS
                                          14.33                     18.69
 S&P SmallCap 600 Index ..                16.04                     20.22
 Morningstar Small Blend
 Category Average.........                17.02                     20.25
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class shares were first sold (December 30, 2002).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   1.00%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.33
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.58%
 Expense Reimbursement
 /(2)/ ................                   0.01
                                          ----
           NET EXPENSES                   1.57%
 * Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $160  $498  $859  $1,877


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon").

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


DAY-TO-DAY MANAGEMENT


RONALD P. GALA, CFA . Mr. Gala is a Senior Vice President and principal of Mellon Equity and joined the firm in 1993. Mr. Gala earned an MBA in Finance from the University of Pittsburgh and a BS in Business Administration from Duquesne University. He has earned the right to use the Chartered Financial Analyst designation.



PETER D. GOSLIN, CFA . Mr. Goslin is a Vice President and Portfolio Manager with Mellon Equity. Before joining Mellon Equity in 1999, Mr. Goslin spent over four years with Merrill Lynch. During his tenure with Merrill, he worked as a NASDAQ market maker and an equity index options proprietary trader. Prior to that, he ran Merrill's S&P options desk at the Chicago Mercantile Exchange. Mr. Goslin earned his MBA in Finance at the University of Notre Dame Graduate School of Business following a BS in Finance from St. Vincent College. He has earned the right to use the Chartered Financial Analyst designation.

                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    DISCIPLINED LARGECAP BLEND FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor's ("S&P") 500 Index (as of June 30, 2007 this range was between approximately $1.7 billion and $472.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, PGI, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


PGI believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. PGI's investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.


Among the principal risks of investing in the Fund are:

                                                                                 .Market Segment (LargeCap)
  . Equity Securities Risk                               . Derivatives Risk        Risk
  . Underlying Fund Risk                                 . Growth Stock Risk     . Value Stock Risk
  . Active Trading Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

PGI has been the Fund's Sub-Advisor since December 30, 2002.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2003"27.61

"2004"12.23


"2005"6.59

2006 13.45



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 6.20%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.80%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -3.40%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                        PAST 1 YEAR              LIFE OF FUND*
 ADVISORS PREFERRED CLASS...               18.36                    14.51
 S&P 500 Index .............               20.59                    14.70
 Morningstar Large Blend
 Category Average...........               19.50                    14.50
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred classes were first sold (December 30, 2002).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees......................  0.59%
 12b-1 Fees...........................  0.25
 Other Expenses*......................  0.32
                                        ----             -------    -------
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.16%
 * Other Expenses:
    Service Fee.......................  0.17%
    Administrative Service Fee........  0.15


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS PREFERRED CLASS                                                                          $118  $368  $638  $1,409


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

DAY-TO-DAY MANAGEMENT


JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is a portfolio manager at PGI. He manages the large-cap core portfolios and is co-portfolio manager on the midcap value strategies. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He earned a Bachelor's degree in Accounting from the University of Northern Iowa. He has earned the right to use the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI).

                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    PARTNERS INTERNATIONAL FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Pyramis Global Advisors, LLC (formerly known as Fidelity
          Management & Research Company) ("Pyramis")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MAIN STRATEGIES AND RISKS
The Sub-Advisor, Pyramis, normally invests the Fund's assets primarily in non-U.S. securities. Pyramis normally invests the Fund's assets primarily in common stocks. Pyramis normally diversifies the Fund's investments across different countries and regions. In allocating the investments across countries and regions, Pyramis will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the Fund, Pyramis relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, Pyramis invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


Pyramis may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If Pyramis's strategies do not work as intended, the Fund may not achieve its objective.


Among the principal risks of investing in the Fund are:

  . Small Company Risk        . Derivatives Risk      . Underlying Fund Risk
  . Foreign Securities Risk   . Exchange Rate Risk    . Mid Cap Stock Risk
  .Market Segment (Small
    Cap and Mid Cap) Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

Pyramis has been the Fund's Sub-Advisor since December 29, 2003.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

2004 19.85

"2005"12.9

2006 25.88


LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 11.06%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     14.54%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '05
  -0.59%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                        PAST 1 YEAR              LIFE OF FUND*
 ADVISORS PREFERRED CLASS ..
                                           27.64                    20.09
 MSCI EAFE (Europe,
 Australia, Far East) Index
 - ND.......................               27.00                    20.31
 Morningstar Foreign Large
 Blend Category Average ....               26.76                    19.45
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the Institutional class shares were first sold (December 29, 2003).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   1.09%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.36
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.70%
 Expense Reimbursement
 /(2)/ ................                   0.04
                                          ----
           NET EXPENSES                   1.66%
 * Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $169  $532  $919  $2,005


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Pyramis Global Advisors, LLC (formerly known as Fidelity Management
         & Research Company) ("Pyramis") is the Sub-Advisor. Pyramis's address is 82 Devonshire Street, Boston, MA 02109.

DAY-TO-DAY MANAGEMENT


CESAR E. HERNANDEZ, CFA . Mr. Hernandez is a Senior Vice President and Portfolio Manager at Pyramis. He developed the Select International discipline at Pyramis and has been responsible for managing Select International portfolios on behalf of institutional investors since the discipline's inception. Mr. Hernandez earned his B.S from the Universidad Simon Bolivar and his M.B.A from Babson College. He has earned the right to use the Chartered Finanical Analyst designation and is a member of the Boston Security Analysts Society.

                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    PARTNERS MIDCAP GROWTH FUND I PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Mellon Equity Associates, LLP ("Mellon Equity")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap/(R)/ Growth Index (as of June 30, 2007, this range was between approximately $1.5 billion and $22.4 billion)) at the time of purchase. In the view of the Mellon Equity, many medium-sized companies:
.. are in fast growing industries,
.. offer superior earnings growth potential, and .. are characterized by strong balance sheets and high returns on equity.
The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Equity uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.


The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell," or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Equity manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks of investing in the Fund are:

  .Equity Securities                               .Market Segment (MidCap)
    Risk                  . Derivatives Risk         Risk
  .Foreign Securities                              .Initial Public Offerings
    Risk                  . Growth Stock Risk        Risk
  . Exchange Rate Risk    . MidCap Stock Risk      . Emerging Market Risk

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

2004 11.32

"2005"12.94

2006 8.76


LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 12.03%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     12.71%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '06                                     -4.24%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                        PAST 1 YEAR              LIFE OF FUND*
 ADVISORS PREFERRED CLASS ..
                                           18.94                    12.97
 Russell Midcap Growth Index               19.73                    14.65
 Morningstar Mid-Cap Growth
 Category Average...........               19.00                    13.88
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the Institutional class shares were first sold (December 29, 2003).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   1.00%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.33
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.58%
 Expense Reimbursement
 /(2)/ ................                   0.01
                                          ----
           NET EXPENSES                   1.57%
 * Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $160  $498  $859  $1,877


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon").

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


DAY-TO-DAY MANAGEMENT


ADAM T. LOGAN, CFA . Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Equity. Previously, he performed duties as a financial analyst in Mellon Financial Corporation's corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.



JOHN O'TOOLE, CFA . Joining the company in 1990, Mr. O'Toole is a Senior Vice President and a principal of Mellon Equity. Mr. O'Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation.

                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    INFLATION PROTECTION FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks to provide current income and real (after-inflation) total returns.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

MAIN STRATEGIES AND RISKS
Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
.. inflation protected debt securities issued by the U.S. Treasury and U.S.
  Government sponsored entities as well as inflation protected debt securities issued by corporations;
.. inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
.. floating rate notes;
.. adjustable rate mortgages;
.. derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and .. commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The Fund may invest up to 15% of assets in high yield securities ("junk bonds") but not in securities rated lower than CCC- or Caa3 by S&P or Moody's or, if unrated, determined by PGI to be of comparable quality.


The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


The Fund may also enter into reverse repurchase agreements and may lend its portfolio securities to brokers, dealers and other financial institutions.


PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

88.50% in securities       3.79% in securities       0.01% in securities rated
rated Aaa                  rated Baa                 Caa
0.65% in securities rated  4.07% in securities       0.03% in securities rated
Aa                         rated Ba                  Ca
1.48% in securities rated  1.45% in securities       0.02% in securities rated
A                          rated B                   C


Among the principal risks of investing in the Fund are:

  .Fixed-Income            .Foreign Securities
    Securities Risk          Risk                  . Exchange Rate Risk
  .
    High Yield Securities
    Risk                   . Derivatives Risk      . Prepayment Risk
                                                   .
                           .Portfolio Duration       U.S. Government Securities
  . Underlying Fund Risk     Risk                    Risk
  .U.S. Government
    Sponsored Securities
    Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


PGI has been the Fund's Sub-Advisor since December 29, 2004.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2005"1.85

2006 -0.09


LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is .92%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '06                                      3.37%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '06                                     -2.25%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                         PAST 1 YEAR             LIFE OF FUND*
 ADVISORS PREFERRED CLASS.....              2.89                     1.19
 Lehman Brothers US Treasury
 TIPS Index...................              3.99                     2.02
 Morningstar
 Inflation-Protected Bond
 Category Average.............              3.15                     1.33
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class was first sold (December 29. 2004).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   0.40%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.34
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   0.99%
 Expense Reimbursement
 /(2)/ ................                   0.02
                                          ----
           NET EXPENSES                   0.97%
 * Other Expenses:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective
   January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $99   $313  $545  $1,211


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


DAY-TO-DAY MANAGEMENT


MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for PGI. He specializes in short-term and long duration portfolios, as well as the Inflation Protection Fund and stable value mandates. He also has experience in managing mortgage-backed securities. Mr. Schafer joined the firm in 1977 and in the early 1980s he developed the firm's secondary mortgage marketing operation. In 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985, institutional portfolios in 1992 and stable value portfolios in 2000. He has earned a Bachelor's degree in Accounting and Finance from the University of Iowa.



GWEN SWANGER, CFA . Ms. Swanger is a portfolio manager for PGI's global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She earned an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She has also earned the right to use the Chartered Financial Analyst designation.





                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    PARTNERS LARGECAP VALUE FUND II PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): American Century Investment Management, Inc. ("American
         Century")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with market capitalizations similar to companies in the Russell 1000/(R)/ Index (as of June 30, 2007, this range was between approximately $1.5 billion and $472.5 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, American Century, uses a value investment strategy that looks for companies that are temporarily out of favor in the market. American Century attempts to purchase the stocks of these undervalued companies and hold the stocks until they have returned to favor in the market and their price has increased to, or is higher than, a level American Century believes more accurately reflects the fair value of the company. American Century may sell stocks from the Fund's portfolio if it believes a stock no longer meets its valuation criteria. American Century does not attempt to time the market.


Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. American Century also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. American Century/ /has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments.


When American Century believes it is prudent, the Fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.


In the event of exceptional market or economic conditions, the Fund may as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. To the extent the Fund assumes a defensive position, it will not be pursuing its objective of capital growth.

Among the principal risks of investing in the Fund are:

  .Equity Securities
    Risk                  . Active Trading Risk   . Exchange Rate Risk
                          .Foreign Securities     .Market Segment (LargeCap)
  . Derivatives Risk        Risk                    Risk
  .U.S. Government                                .U.S. Government Securities
    Sponsored Securities  . Value Stock Risk        Risk
    Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


American Century has been the Fund's Sub-Advisor since December 29, 2004.


The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2005"3.6

2006 19.23


LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 5.72%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '06                                      7.34%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '05
  -1.10%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                       PAST 1 YEAR               LIFE OF FUND*
 ADVISORS PREFERRED CLASS                 21.30                     11.30
 Russell 1000 Value Index                 21.87                     14.09
 Morningstar Large Value
 Category Average.........                20.98                     12.53
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class shares were first sold (December 29, 2004).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   0.85%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.33
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.43%
 Expense Reimbursement
 /(2)/ ................                   0.01
                                          ----
           NET EXPENSES                   1.42%
 * Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $145  $451  $781  $1,712


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

DAY-TO-DAY MANAGEMENT


BRENDAN HEALY, CFA . Mr. Healy, Vice President and Portfolio Manager, has been a member of the team that manages Large Cap Value since he joined American Century in April 2000 and has been a Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst. He has a Bachelor's degree in Mechanical Engineering from the University of Arizona and an MBA from the University of Texas-Austin. He has earned the right to use the Chartered Financial Analyst designation.



CHARLES A. RITTER, CFA . Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Cap Value since July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a Bachelor's degree in Mathematics and a Master's degree in Economics from Carnegie Mellon University as well as an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.





                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    PARTNERS MIDCAP GROWTH FUND II PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Pyramis Global Advisors, LLC (formerly known as Fidelity
         Management & Research Co.) ("Pyramis")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS
The Sub-Advisor, Pyramis, normally invests the Fund's assets primarily in common stocks. Pyramis normally invests at least 80% of the Fund's assets in securities of companies with medium market capitalizations (those with market capitalizations similar to the market capitalizations of companies in the Russell Midcap Growth Index and the Standard & Poor's MidCap 400 Index (S&P MidCap 400). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in the Index changes with market conditions and the composition of the Index (as of June 30, 2007, this range was between approximately $1.5 billion and $22.4 billion for the Russell Midcap Growth Index and between approximately $0.5 billion and $10.7 billion for the S&P MidCap 400).

Pyramis may also invest the Fund's assets in companies with smaller or larger market capitalizations. Pyramis invests the Fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price-to-earnings or price-to-book ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Pyramis uses the Russell Midcap Growth Index as a guide in structuring the Fund and selecting its investments. Pyramis considers the Fund's security, industry, and market capitalization weightings relative to the Index.


Pyramis may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers. Pyramis relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity, and investment risk. In buying and selling securities for the Fund, Pyramis invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


In addition to the principal investment strategies discussed above, Pyramis may lend the Fund's securities to broker-dealers or other institutions to earn income for the Fund. Pyramis may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If Pyramis's strategies do not work as intended, the Fund may not achieve its objective.

Among the principal risks of investing in the Fund are:

                                                   .Market Segment (Mid Cap)
  . Growth Stock Risk     . Derivatives Risk         Risk
  .Foreign Securities                              .Initial Public Offerings
    Risk                  . Active Trading Risk      Risk
  . Exchange Rate Risk    . Mid Cap Stock Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


Pyramis has been the Fund's Sub-Advisor since December 29, 2004.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2005"13.54

2006 7.62


LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 4.64%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '06                                     10.62%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '06                                     -6.64%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                       PAST 1 YEAR               LIFE OF FUND*
 ADVISORS PREFERRED CLASS                  9.03                     10.28
 Russell Midcap Growth
 Index ...................                19.73                     13.63
 Morningstar Mid-Cap
 Growth Category Average .                19.00                     12.71
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class shares were first sold (December 29, 2004).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   1.00%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.33
                                          ----
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.58%
 Expense Reimbursement
 /(2)/ ................                   0.01
                                          ----
           NET EXPENSES                   1.57%
 * Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

  .

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $160  $498  $859  $1,877


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Pyramis Global Advisors, LLC (formerly known as Fidelity Management
         & Research Company) ("Pyramis") is the Sub-Advisor. Pyramis's address is 82 Devonshire Street, Boston, MA 02109.

DAY-TO-DAY MANAGEMENT


BAHAA W. FAM . Mr. Fam is a vice president and a portfolio manager for Pyramis. Mr. Fam joined Pyramis in 1994 and served as the firm's director of quantitative research from 1998-2004. Mr. Fam received a BS in electrical engineering/ computer science from John Hopkins University and an MS with a concentration in optimization theory and economic systems, also from Johns Hopkins.





                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    PARTNERS GLOBAL EQUITY FUND PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): J.P. Morgan Investment Management, Inc. ("J.P. Morgan")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking growth of capital who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MAIN STRATEGIES AND RISKS
The Fund invests, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund invests in a diversified portfolio of equity securities of companies located or operating in developed countries and emerging markets of the world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.

The Sub-Advisor, J.P. Morgan, selects companies on the basis of fundamental, thematic and quantitative analysis. The analysis is performed by:
.. the locally based regional specialists who provide local market insights, including an assessment of:
  . Business characteristics: recurring demand for product and identifiable competitive advantage;
  . Financial characteristics: cash flow generation and improving returns on capital;
  . Management factors: focus on shareholder return and long-term strategic planning; and
  . Valuation: earnings and return based.
.. the global sector specialists who provide global industry insights and build upon the local market analysis by seeking to determine which are the best stock ideas in each industry globally; and
.. the portfolio construction team which captures the analysis done by the local and global teams and constructs a portfolio.

The Sub-Advisor may sell a stock for the following reasons:
.. the global sector specialist downgrades a company (e.g. relative outperformance leads to a less attractive valuation); or .. portfolio construction issues in terms of stock, sector or country weightings.

Among the principal risks of investing in the Fund are:

  . Small Company Risk       . Derivatives Risk       . Emerging Markets Risk
  .
    Foreign Securities Risk  . Exchange Rate Risk     . MidCap Stock Risk
  .Market Segment
    (SmallCap and MidCap)
    Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

J.P. Morgan has been the Fund's Sub-Advisor since March 1, 2005.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

2006 15.70



LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 5.47%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '06                                      7.71%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '06                                     -1.80%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                         PAST 1 YEAR             LIFE OF FUND*
 ADVISORS PREFERRED CLASS .....              16.18                  13.18
 MSCI World Index - ND ........             -80.11                  16.92
 Morningstar World Stock
 Category Average..............              24.38                  17.55
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred class began operations (March 1, 2005).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   0.95%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.47
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.67%
 Expense Reimbursement
 /(2)/ ................                   0.15
                                          ----
           NET EXPENSES                   1.52%
 * Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective
   January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $155  $512  $893  $1,964


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.
SUB-ADVISOR: J.P. Morgan Investment Management Inc. ("J.P. Morgan"), 245 Park
         Avenue, New York, NY 10167 is an indirect wholly owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), a bank holding company. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


DAY-TO-DAY MANAGEMENT


MATTHEW BEESLEY, CFA . Mr. Beesley is a portfolio manager in Morgan's Global Portfolios Group, based in London. An employee since 2002, he was previously a portfolio manager at Merrill Lynch Investment Managers, responsible for global equity mandates. Prior to this, Mr. Beesley was a global and emerging markets equity analyst. He holds a BA (Hons) in Politics and Modern History from the University of Manchester and is a CFA Charterholder.



EDWARD WALKER, CFA . Mr. Walker is a portfolio manager in Morgan's Global Portfolios Group, based on London. He is manager of the JP Morgan Fleming Overseas Investment Trust, open-ended global retail funds and co-manages the JPMorgan Total Return Fund. Previously Mr. Walker held a range of analyst positions, most recently as the global sector specialist responsible for technology. He joined the Global Portfolios group in 1997 as a graduate trainee and holds an MA in Economics from Cambridge University. He has earned the right to use the Chartered Financial Analyst designation.



HOWARD WILLIAMS . Mr. Williams is a managing director and head of Morgan's Global Portfolios Group, based in London, responsible for multi-market investment in JPMorgan Fleming. An employee since 1994, Mr. Williams was previously employed at Shell Pensions in London as senior portfolio manager and head of UK equities. Prior to this, he managed global invested offshore pension funds. Mr. Williams also was with Kleinwort Benson Investment Management and with James Capel & Co. He holds an MA in Geography from Cambridge University.

                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    PARTNERS MIDCAP VALUE FUND I PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): Goldman Sachs Asset Management, L.P. ("Goldman Sachs") and Los
          Angeles Capital Management and Equity Research, Inc. ("LA Capital")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS
Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of June 30, 2007, the range was between approximately $1.6 billion and $19.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Goldman Sachs selects stocks using a value oriented investment approach. Goldman Sachs evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company's long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting Goldman Sachs's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of Goldman Sachs, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security's exposure and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks of investing in the Fund are:

  .Emerging Markets                                .Market Segment (MidCap)
    Risk                  . Derivatives Risk         Risk
  .Foreign Securities                              .Initial Public Offerings
    Risk                  . Value Stock Risk         Risk
  . Exchange Rate Risk    . MidCap Stock Risk      . Sector Risk
                          .Equity Securities
  . Small Company Risk      Risk                   . Underlying Fund Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.


Goldman Sachs has been the Fund's Sub-Advisor since December 29, 2003. LA Capital was added as an additional Sub-Advisor on October 3, 2005.The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

2004 24.93

"2005"11.85

2006 15.23


LOGO

The year-to-date return as of June 30, 2007 for the Advisors Preferred Class is 9.20%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     12.61%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '06                                     -1.56%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                                        PAST 1 YEAR              LIFE OF FUND*
 ADVISORS PREFERRED CLASS ..
   .........................               20.60                    17.44
 Russell Midcap Value Index                22.09                    16.67
 Morningstar Mid-Cap Value
 Category Average...........               21.20                    15.25
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the Institutional class shares were first sold (December 29, 2003).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   1.00%
 12b-1 Fees............                   0.25
 Other Expenses* /(1)/                    0.33
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.58%
 Expense Reimbursement
 /(2)/ ................                   0.01
                                          ----
           NET EXPENSES                   1.57%
 * Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $160  $498  $859  $1,877


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISORS
The Manager has contracted with the Sub-Advisors to provide investment advisory services to the Fund.

SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("Goldman Sachs") is part of the Investment Management Division ("IMD") of Goldman, Sachs & Co. Goldman Sach's principal office is located at 32 Old Slip, New York, NY 10005.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


SUB-ADVISOR: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, CA 90025.

Day-to-day portfolio management is performed by an investment management team. Current members of the team include: Thomas D. Stevens, CFA, Chairman; Hal W. Reynolds, CFA, Chief Investment Officer; David R. Borger, CFA, Director of Research; Stuart K. Matsuda, Director of Trading; and Christine M. Kugler, Director of Implementation.


DAY-TO-DAY MANAGEMENT


DOLORES BAMFORD, CFA . Ms. Bamford is a Vice President and Portfolio Manager at Goldman Sachs. She joined Goldman Sachs as a portfolio manager for the Value team in April 2002. Prior to that, Ms. Bamford was a portfolio manager at Putnam Investments for various products since 1991.She has earned the right to use the Chartered Financial Analyst designation.



DAVID L. BERDON . Mr. Berdon is a Vice President and Portfolio Manager at Goldman Sachs. Mr. Berdon joined Goldman Sachs as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.



DAVID R. BORGER, CFA . Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm's proprietary stock selection model). Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He earned a BS from the Wittenberg University and an MA and MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



ANDREW BRAUN . Mr. Braun is a Managing Director and Portfolio Manager at Goldman Sachs. Mr. Braun joined Goldman Sachs as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.



SCOTT CARROLL, CFA . Mr. Carroll is a Vice President and Portfolio Manager at Goldman Sachs. Mr. Carroll joined Goldman Sachs as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds. Mr. Caroll has earned the right to use the Chartered Financial Analyst designation.



SALLY POPE DAVIS . Ms. Pope Davis is a Vice President and Portfolio Manager at Goldman Sachs. She joined Goldman Sachs as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management at Goldman Sachs. From August 1989 to November 1999, she was a bank analyst in the Goldman Sachs Investment Research Department.



KELLY FLYNN . Mr. Flynn is a Vice President and a Portfolio Manager for the US Value Team, where he has broad research responsibilities across value the strategies. Prior to joining Goldman Sachs Asset Management in 2002, Mr. Flynn spent 3 years at Lazard Asset Management as a Portfolio Manager for Small Cap/SMID Cap Value products. He received a BA from Harvard and an MBA from the Wharton School of Business at the University of Pennsylvania.



SEAN GALLAGHER . Mr. Gallagher is a Managing Director and Portfolio Manager at Goldman Sachs. Mr. Gallagher joined Goldman Sachs as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.

CHRISTINE M. KUGLER . Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She earned a BA from the University of California, Santa Barbara.



STUART K. MATSUDA . Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management's Director of Trading. He earned a BBA from the University of Hawaii and an MBA from California State University Northridge.



LISA PARISI, CFA . Ms. Parisi is a Managing Director and Portfolio Manager at Goldman Sachs. Ms. Parisi joined Goldman Sachs as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital. Ms. Parisi has earned the right to use the Chartered Financial Analyst designation.



EDWARD PERKIN, CFA. . Mr. Perkin is a Vice President and Portfolio Manager at Goldman Sachs. Mr. Perkin joined Goldman Sachs as a research analyst in June 2002. He became a portfolio manager in June 2004. From August 2000 to May 2002, Mr. Perkin earned his MBA at Columbia Business School, during which time he served as a research intern for Fidelity Investments and Gabelli Asset Management. From September 1997 to May 2000, Mr. Perkin was a senior research analyst for a subsidiary of Fiserv, where he oversaw all matters related to compliance and historical market data.He has earned the right to use the Chartered Financial Analyst designation.



HAL W. REYNOLDS, CFA . Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm's asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.



EILEEN ROMINGER . Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manager at Goldman Sachs. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.



THOMAS D. STEVENS, CFA . Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens earned a BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006

                    PRINCIPAL INVESTORS FUND, INC.

                    PARTNERS SMALLCAP GROWTH FUND I PROFILE

                    ADVISORS PREFERRED

                                       THE DATE OF THIS PROFILE IS JULY 30, 2007


This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


SUB-ADVISOR(S): AllianceBernstein L.P. ("AllianceBernstein")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of June 30, 2007, the range was between approximately $0.1 billion and $3.3 billion)) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

The Sub-Advisor, AllianceBernstein, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales growth and competitive returns on equity relative to their peers. In doing so, AllianceBernstein analyzes such factors as:
.. Earnings growth potential relative to competitors
.. Market share and competitive leadership of the company's products
.. Quality of management
.. Financial condition (such as debt to equity ratio)
.. Valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

AllianceBernstein follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

Among the principal risks of investing in the Fund are:

  .                                                 .Initial Public Offerings
    Equity Securities Risk  . Derivatives Risk        Risk
  .Foreign Securities
    Risk                    . Growth Stock Risk     . MidCap Stock Risk
  . Exchange Rate Risk      . Small Company Risk    . Underlying Fund Risk
  .Market Segment (Mid
    Cap and Small Cap)
    Risk



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

Alliance became Sub-Advisor to the Fund on March 29, 2003.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-14.33

"2002"-40.82


"2003"46.64


"2004"13.88


"2005"6.44

2006 9.81



LOGO

Year-to-date return as of June 30, 2007 for the Advisors Preferred Class is
11.78%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    27.04%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '01
  -26.69%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2007

                               PAST 1 YEAR              PAST 5 YEARS          LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................
                                  17.70                    10.43                  1.95
 Russell 2000 Growth
 Index ................           16.83                    13.07                  5.16
 Morningstar Small
 Growth Category
 Average ..............           16.28                    12.08                  5.27
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred class were first sold on (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

 Management Fees.......                   1.10%
 12b-1 Fees............                   0.25
 Other Expenses*/(1)/ .                   0.35
                                          ----                     -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                   1.70%
 Expense Reimbursement
 /(2)/ ................                   0.03
                                          ----
           NET EXPENSES                   1.67%
 * Other Expenses Includes:
    Service Fee........                   0.17%
    Administrative
  Service Fee..........                   0.15
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS PREFERRED CLASS                                                                         $170  $533  $920  $2,006


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: AllianceBernstein L.P. ("AllianceBernstein"). AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


DAY-TO-DAY MANAGEMENT


BRUCE K. ARONOW, CFA . Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining AllianceBernstein in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.



MICHAEL W. DOHERTY . Assistant Vice President, Quantitative Analyst. Mr. Doherty is responsible for maintaining and updating the quantitative models used by the small cap group. He also provides research assistance across all industries and portfolio administration. Prior to joining AllianceBernstein in 1999, Mr. Doherty worked as a small cap research assistant and portfolio administrator for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Doherty began his career at Citicorp Investment Management in 1983 as a research assistant. He is currently attending Mount Saint Mary's College working toward a BA in Business Administration.

N. KUMAR KIRPALANI, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.



SAMANTHA S. LAU, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.



JAMES RUSSO, CFA . Mr. Russo is Vice President and Senior Portfolio Manager. Mr. Russo joined AllianceBernstein in 2006 to work on the Small and SMID Cap Growth team. Prior to joining the firm, Mr. Russo spent 12 years at JPMorgan, a financial services firm, where he held positions as an analyst and portfolio manager in US Equity for nine years and in the Private Bank's Third Party Program for three years, most recently as Director of Manager Research. Mr. Russo holds a BBA in Finance from Hofstra University, an MBA from NYU's Stern School of Business. Mr. Russo has earned the right to use the Chartered Financial Analyst designation.





                           WE'LL GIVE YOU AN EDGE/SM/


Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

        PJ 300-23 | (C)2006 Principal Financial Services, Inc. | 10/2006